UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23024

Pacer Funds Trust
 (Exact name of registrant as specified in charter)

16 Industrial Blvd., Suite 201
Paoli, PA 19301
(Address of principal executive offices) (Zip code)

Joe M. Thomson
16 Industrial Blvd., Suite 201
Paoli, PA 19301
 (Name and address of agent for service)

(610)-664-8100
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

Pacer Trendpilot US Large Cap ETF
Schedule of Investments
July 31, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 97.1%
Advertising - 0.1%
Interpublic Group of Cos., Inc. (a)	17,673	$398,526
Omnicom Group, Inc. (a)	10,918	751,486
		1,150,012
Aerospace/Defense - 2.6%
Arconic, Inc.	20,044	434,754
Boeing Co.	26,726	9,522,474
General Dynamics Corp.	13,323	2,661,402
Harris Corp.	5,687	938,071
L3 Technologies, Inc.	3,811	817,231
Lockheed Martin Corp.	12,053	3,930,483
Northrop Grumman Corp.	8,399	2,523,816
Raytheon Co.	13,995	2,771,430
Rockwell Collins, Inc.	7,793	1,083,149
TransDigm Group, Inc. (a)	2,325	873,130
United Technologies Corp.	36,925	5,012,200
		30,568,140
Agriculture - 1.1%
Altria Group, Inc.	91,649	5,377,963
Archer-Daniels-Midland Co.	27,104	1,308,039
Philip Morris International, Inc.	76,307	6,585,294
		13,271,296
Airlines - 0.5%
Alaska Air Group, Inc.	6,052	380,247
American Airlines Group, Inc. (a)	20,573	813,457
Delta Air Lines, Inc.	31,872	1,734,474
Southwest Airlines Co.	26,495	1,540,949
United Continental Holdings, Inc. (b)	11,964	961,906
		5,431,033
Apparel - 0.7%
Hanesbrands, Inc. (a)	17,302	385,143
Michael Kors Holdings Ltd. (b)	7,388	493,001
NIKE, Inc. - Class B	62,633	4,817,104
PVH Corp.	3,758	576,928
Ralph Lauren Corp. - Class A	2,856	385,503
Under Armour, Inc. - Class A (a) (b)	9,069	181,108
Under Armour, Inc. - Class C (a) (b)	9,102	170,571
VF Corp. (a)	16,045	1,477,263
		8,486,621
Auto Manufacturers - 0.5%
Ford Motor Co.	189,104	1,898,604
General Motors Co.	61,884	2,346,023
PACCAR, Inc. (a)	16,974	1,115,531
		5,360,158

Auto Parts & Equipment - 0.2%
Aptiv PLC	12,984	1,273,341
BorgWarner, Inc.	9,099	418,736
Goodyear Tire & Rubber Co.	11,844	286,743
		1,978,820
Banks - 7.6%
Bank of America Corp.	460,297	14,213,971
Bank of New York Mellon Corp.	49,146	2,627,837
BB&T Corp.	38,250	1,943,483
Capital One Financial Corp.	23,460	2,212,747
Citigroup, Inc.	123,936	8,909,759
Citizens Financial Group, Inc.	23,106	919,157
Comerica, Inc.	8,232	798,010
Fifth Third Bancorp	34,136	1,010,084
Goldman Sachs Group, Inc.	17,007	4,037,972
Huntington Bancshares, Inc.	52,803	815,278
JPMorgan Chase & Co.	166,608	19,151,590
KeyCorp.	50,687	1,057,838
M&T Bank Corp.	7,167	1,242,399
Morgan Stanley	66,432	3,358,802
Northern Trust Corp.	10,197	1,113,716
PNC Financial Services Group, Inc.	22,940	3,322,400
Regions Financial Corp.	54,041	1,005,703
State Street Corp.	17,932	1,583,575
SunTrust Banks, Inc.	22,992	1,657,033
SVB Financial Group (b)	2,494	767,853
US Bancorp	76,562	4,058,552
Wells Fargo & Co. (a)	214,310	12,277,820
Zions Bancorp (a)	9,613	496,992
		88,582,571
Beverages - 1.8%
Brown-Forman Corp. - Class B	11,947	635,819
Coca-Cola Co.	187,255	8,731,701
Constellation Brands, Inc. - Class A	8,323	1,749,744
Keurig Dr Pepper, Inc.	8,658	207,879
Molson Coors Brewing Co. - Class B (a)	9,061	607,087
Monster Beverage Corp. (b)	20,046	1,203,161
PepsiCo, Inc.	69,058	7,941,670
		21,077,061
Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc. (b)	10,790	1,434,639
Amgen, Inc.	32,644	6,416,178
Biogen, Inc. (b)	10,437	3,489,820
Celgene Corp. (b)	34,513	3,109,276
Gilead Sciences, Inc.	63,170	4,916,521
Illumina, Inc. (b)	7,308	2,370,423
Incyte Corp. (b)	8,347	555,409
Regeneron Pharmaceuticals, Inc. (b)	3,772	1,388,134
Vertex Pharmaceuticals, Inc. (b)	12,248	2,144,012
		25,824,412
Building Materials - 0.3%
Fortune Brands Home & Security, Inc.	8,022	465,276
Johnson Controls International Plc	45,018	1,688,625
Martin Marietta Materials, Inc.	3,039	606,038
Masco Corp.	15,407	621,364
Vulcan Materials Co.	6,300	705,600
		4,086,903

Chemicals - 1.7%
Air Products & Chemicals, Inc.	10,642	1,747,097
Albemarle Corp.	5,363	505,195
CF Industries Holdings, Inc.	11,394	506,121
DowDuPont, Inc.	113,365	7,796,111
Eastman Chemical Co.	6,976	722,853
FMC Corp.	6,172	554,739
International Flavors & Fragrances, Inc. (a)	3,833	508,869
LyondellBasell Industries NV - Class A	15,576	1,725,665
Mosaic Co.	17,033	512,864
PPG Industries, Inc.	12,110	1,340,093
Praxair, Inc.	13,847	2,319,372
Sherwin-Williams Co.	3,924	1,729,425
		19,968,404
Commercial Services - 1.9%
Automatic Data Processing, Inc.	21,523	2,905,390
Cintas Corp.	4,405	900,735
Ecolab, Inc.	12,767	1,796,317
Equifax, Inc.	5,876	737,438
FleetCor Technologies, Inc. (a) (b)	4,500	976,500
Gartner, Inc. (b)	4,481	606,862
Global Payments, Inc. (a)	7,511	845,513
H&R Block, Inc.	9,433	237,334
IHS Markit Ltd. (b)	17,538	930,040
Moody's Corp.	8,250	1,411,740
Nielsen Holdings PLC	16,215	382,025
PayPal Holdings, Inc. (b)	54,875	4,507,433
Quanta Services, Inc. (b)	7,684	261,794
Robert Half International, Inc. (a)	6,013	455,545
S&P Global, Inc.	12,379	2,481,247
Total System Services, Inc.	7,908	723,898
United Rentals, Inc. (b)	3,989	593,563
Verisk Analytics, Inc. (a) (b)	7,357	813,831
Western Union Co. (a)	22,398	451,544
		22,018,749
Computers - 5.7%
Accenture PLC	31,403	5,003,440
Apple, Inc.	239,943	45,658,753
Cognizant Technology Solutions Corp. - Class A (a)	28,361	2,311,422
DXC Technology Co.	13,717	1,162,379
Hewlett Packard Enterprise Co.	74,599	1,151,809
HP, Inc.	79,886	1,843,769
International Business Machines Corp.	41,814	6,060,103
NetApp, Inc.	13,066	1,012,876
Seagate Technology PLC	13,897	731,260
Western Digital Corp.	14,282	1,001,882
		65,937,693
Cosmetics/Personal Care - 1.2%
Colgate-Palmolive Co.	42,502	2,848,059
Coty, Inc. - Class A (a)	22,935	307,558
Estee Lauder Cos., Inc.	10,809	1,458,567
Procter & Gamble Co.	122,867	9,937,483
		14,551,667

Distribution/Wholesale - 0.2%
Fastenal Co.	13,379	761,667
LKQ Corp. (b)	14,873	498,543
WW Grainger, Inc.	2,424	840,061
		2,100,271
Diversified Financial Services - 3.8%
Affiliated Managers Group, Inc.	2,552	408,345
Alliance Data Systems Corp.	2,325	522,846
American Express Co.	34,927	3,475,935
Ameriprise Financial, Inc.	7,119	1,037,025
BlackRock, Inc.	6,064	3,048,736
Cboe Global Markets, Inc.	5,428	527,222
Charles Schwab Corp.	58,745	2,999,520
CME Group, Inc.	16,381	2,606,545
Discover Financial Services	17,518	1,250,960
E*TRADE Financial Corp. (b)	13,216	790,449
Franklin Resources, Inc. (a)	15,759	540,849
Intercontinental Exchange, Inc.	28,477	2,104,735
Invesco Ltd.	19,405	523,741
Jefferies Financial Group, Inc.	15,363	372,553
MasterCard, Inc. - Class A	44,765	8,863,470
Nasdaq, Inc.	5,312	485,517
Raymond James Financial, Inc.	6,226	570,239
Synchrony Financial	35,492	1,027,138
T Rowe Price Group, Inc. (a)	11,489	1,368,110
Visa, Inc. - Class A (a)	86,905	11,883,390
		44,407,325
Electric - 2.8%
AES Corp.	30,432	406,571
Alliant Energy Corp. (a)	11,198	481,178
Ameren Corp.	11,169	693,148
American Electric Power Co., Inc.	23,825	1,694,910
CenterPoint Energy, Inc.	20,825	593,096
CMS Energy Corp.	13,697	662,113
Consolidated Edison, Inc.	15,334	1,210,313
Dominion Energy, Inc. (a)	31,322	2,246,101
DTE Energy Co.	8,591	932,467
Duke Energy Corp.	33,866	2,764,143
Edison International	15,672	1,044,225
Entergy Corp.	8,595	698,602
Evergy, Inc. (b)	13,229	742,015
Eversource Energy	15,359	932,598
Exelon Corp.	46,528	1,977,440
FirstEnergy Corp.	21,521	762,489
NextEra Energy, Inc.	23,604	3,954,614
NRG Energy, Inc.	13,549	429,097
PG&E Corp.	24,789	1,067,910
Pinnacle West Capital Corp.	5,396	434,000
PPL Corp.	33,250	956,602
Public Service Enterprise Group, Inc.	24,542	1,265,386
SCANA Corp.	6,920	276,731
Sempra Energy	12,906	1,491,805
Southern Co. (a)	50,012	2,430,583
WEC Energy Group, Inc.	15,322	1,016,921
Xcel Energy, Inc.	24,595	1,152,522
		32,317,580

Electrical Components & Equipment - 0.3%
AMETEK, Inc.	11,191	870,660
Emerson Electric Co.	31,092	2,247,330
		3,117,990
Electronics - 1.3%
Agilent Technologies, Inc.	15,484	1,022,563
Allegion PLC	4,605	375,492
Amphenol Corp. - Class A	14,715	1,376,000
Corning, Inc.	42,127	1,397,774
FLIR Systems, Inc.	6,317	370,176
Fortive Corp. (a)	14,702	1,206,740
Garmin Ltd. (a)	5,377	335,794
Honeywell International, Inc.	36,230	5,784,119
Mettler-Toledo International, Inc. (a) (b)	1,294	766,708
PerkinElmer, Inc. (a)	5,356	424,088
TE Connectivity Ltd.	17,030	1,593,497
Waters Corp. (b)	3,756	740,946
		15,393,897
Engineering & Construction - 0.1%
Fluor Corp.	6,531	334,714
Jacobs Engineering Group, Inc.	5,961	403,142
		737,856
Environmental Control - 0.2%
Republic Services, Inc.	10,752	779,305
Stericycle, Inc. (b)	3,840	268,262
Waste Management, Inc.	19,382	1,744,380
		2,791,947
Food - 1.2%
Campbell Soup Co. (a)	9,277	379,429
ConAgra Foods, Inc.	19,636	720,838
General Mills, Inc.	28,962	1,333,990
Hershey Co.	6,602	648,382
Hormel Foods Corp. (a)	12,646	454,877
JM Smucker Co. (a)	5,392	599,159
Kellogg Co.	12,145	862,659
Kroger Co.	39,701	1,151,329
McCormick & Co., Inc. (a)	5,788	680,322
Mondelez International, Inc. - Class A	72,431	3,142,057
Sysco Corp.	23,330	1,568,009
The Kraft Heinz Co.	28,482	1,716,040
Tyson Foods, Inc. - Class A	14,211	819,264
		14,076,355

Forest Products & Paper - 0.1%
International Paper Co.	19,993	1,074,224
Gas - 0.0% (c)
NiSource, Inc.	15,046	393,904
Hand/Machine Tools - 0.1%
Snap-On, Inc.	2,768	469,425
Stanley Black & Decker, Inc.	7,530	1,125,509
		1,594,934
Healthcare-Products - 3.5%
Abbott Laboratories	85,571	5,608,323
ABIOMED, Inc. (b)	2,079	737,068
Align Technology, Inc. (b)	3,605	1,285,723
Baxter International, Inc.	24,102	1,746,190
Becton Dickinson and Co.	13,305	3,331,173
Boston Scientific Corp. (b)	66,372	2,230,763
Danaher Corp.	29,629	3,039,343
DENTSPLY SIRONA, Inc.	10,690	514,296
Edwards Lifesciences Corp. (b)	10,401	1,481,622
Henry Schein, Inc. (a) (b)	7,685	610,266
Hologic, Inc. (a) (b)	13,416	575,681
IDEXX Laboratories, Inc. (b)	4,067	996,130
Intuitive Surgical, Inc. (b)	5,702	2,897,699
Medtronic PLC	66,111	5,965,196
ResMed, Inc. (a)	6,900	729,882
Stryker Corp.	15,495	2,529,559
The Cooper Cos., Inc. (a)	2,341	609,830
Thermo Fisher Scientific, Inc.	19,822	4,648,854
Varian Medical Systems, Inc. (b)	4,240	489,508
Zimmer Biomet Holdings, Inc. (a)	9,670	1,213,778
		41,240,884
Healthcare-Services - 2.5%
Aetna, Inc.	15,890	2,993,517
Anthem, Inc.	12,434	3,145,802
Centene Corp. (b)	10,015	1,305,255
Cigna Corp.	11,850	2,126,127
DaVita, Inc. (b)	7,314	514,028
Envision Healthcare Corp. (b)	5,976	264,498
HCA Healthcare, Inc.	13,406	1,665,427
Humana, Inc.	6,785	2,131,711
IQVIA Holdings, Inc. (b)	8,470	1,032,832
Laboratory Corp. of American Holdings (b)	4,798	841,281
Quest Diagnostics, Inc.	6,736	725,602
UnitedHealth Group, Inc.	47,135	11,935,525
Universal Health Services, Inc. - Class B	4,362	532,600
		29,214,205
Home Builders - 0.2%
DR Horton, Inc.	16,410	717,117
Lennar Corp. - Class A	13,144	687,037
PulteGroup, Inc.	13,073	372,450
		1,776,604
Home Furnishings - 0.1%
Leggett & Platt, Inc.	5,768	251,312
Whirlpool Corp.	3,290	431,319
		682,631

Household Products/Wares - 0.3%
Avery Dennison Corp.	4,206	482,344
Church & Dwight Co., Inc. (a)	11,998	670,688
Clorox Co. (a)	6,209	839,271
Kimberly-Clark Corp.	17,028	1,938,808
		3,931,111
Housewares - 0.1%
Newell Brands, Inc.	23,651	619,420
Insurance - 4.0%
Aflac, Inc.	37,785	1,758,514
Allstate Corp.	17,278	1,643,483
American International Group, Inc. (a)	43,568	2,405,389
Aon PLC	11,749	1,686,569
Arthur J Gallagher & Co.	8,664	618,176
Assurant, Inc.	2,401	264,830
Berkshire Hathaway, Inc. - Class B (b)	93,950	18,589,887
Brighthouse Financial, Inc. (b)	5,975	259,494
Chubb Ltd.	23,305	3,256,175
Cincinnati Financial Corp. (a)	7,099	536,897
Everest Re Group Ltd.	2,121	463,120
Hartford Financial Services Group, Inc.	17,656	930,471
Lincoln National Corp.	10,743	731,598
Loews Corp.	12,671	643,433
Marsh & McLennan Cos., Inc.	24,730	2,061,493
MetLife, Inc.	49,597	2,268,567
Principal Financial Group, Inc.	12,613	732,563
Progressive Corp.	27,866	1,672,239
Prudential Financial, Inc.	20,711	2,089,947
Torchmark Corp.	5,228	460,430
Travelers Cos., Inc.	13,032	1,695,985
Unum Group	10,860	431,468
Willis Towers Watson PLC	6,356	1,013,274
XL Group Ltd.	12,412	697,927
		46,911,929
Internet - 9.3%
Alphabet, Inc. - Class A (b)	14,569	17,879,368
Alphabet, Inc. - Class C (b)	14,806	18,022,752
Amazon.com, Inc. (b)	19,683	34,985,352
Booking Holdings, Inc. (b)	2,351	4,769,521
eBay, Inc. (b)	45,762	1,530,739
Expedia Group, Inc.	6,046	809,197
F5 Networks, Inc. (b)	3,053	523,223
Facebook, Inc. - Class A (b)	117,080	20,205,666
Netflix, Inc. (b)	21,241	7,167,775
Symantec Corp.	29,854	603,648
TripAdvisor, Inc. (a) (b)	4,771	276,670
Twitter, Inc. (b)	31,938	1,017,864
VeriSign, Inc. (b)	4,682	679,967
		108,471,742
Iron/Steel - 0.1%
Nucor Corp.	15,430	1,032,730

Leisure Time - 0.3%
Carnival Corp.	19,416	1,150,204
Harley-Davidson, Inc.	8,343	357,831
Norwegian Cruise Line Holdings Ltd. (b)	9,784	489,493
Royal Caribbean Cruises Ltd.	8,384	945,380
		2,942,908
Lodging - 0.4%
Hilton Worldwide Holdings, Inc.	13,389	1,053,179
Marriott International, Inc. - Class A	14,498	1,853,424
MGM Resorts International	24,875	780,329
Wynn Resorts Ltd.	4,262	710,816
		4,397,748
Machinery-Construction & Mining - 0.4%
Caterpillar, Inc.	28,906	4,156,683
Machinery-Diversified - 0.6%
Cummins, Inc.	7,631	1,089,783
Deere & Co.	15,994	2,315,771
Flowserve Corp.	5,993	265,670
Pentair PLC	7,954	355,146
Rockwell Automation, Inc. (a)	6,189	1,160,809
Roper Technologies, Inc.	5,361	1,618,486
Xylem, Inc.	8,597	658,186
		7,463,851
Media - 2.1%
CBS Corp. - Class B	17,476	920,461
Charter Communications, Inc. - Class A (b)	9,028	2,749,748
Comcast Corp. - Class A	223,803	8,007,671
Discovery, Inc. - Class C (b)	17,211	422,530
Discovery, Inc. - Class A (a) (b)	6,811	181,036
DISH Network Corp. - Class A (b)	10,917	344,541
News Corp.	6,003	91,846
News Corp. - Class A	17,689	266,573
Twenty First Century Fox, Inc. - Class B	21,289	945,657
Twenty-First Century Fox, Inc. - Class A	51,190	2,303,550
Viacom, Inc. - Class B	17,012	494,199
Walt Disney Co.	72,342	8,215,158
		24,942,970
Mining - 0.2%
Freeport-McMoRan, Inc.	65,410	1,079,265
Newmont Mining Corp. (a)	25,820	947,078
		2,026,343
Miscellaneous Manufacturing - 1.7%
3M Co.	28,772	6,108,871
AO Smith Corp.	7,019	417,841
Dover Corp.	7,278	603,928
Eaton Corp. PLC	21,439	1,783,082
General Electric Co.	425,282	5,796,594
Illinois Tool Works, Inc.	14,836	2,126,444
Ingersoll-Rand PLC	11,823	1,164,684
Parker-Hannifin Corp.	6,236	1,054,196
Textron, Inc.	12,661	864,366
		19,920,006

Office/Business Equipment - 0.0% (c)
Xerox Corp.	10,069	261,492
Oil & Gas - 5.1%
Anadarko Petroleum Corp.	25,161	1,840,527
Andeavor	6,676	1,001,801
Apache Corp. (a)	18,045	830,070
Cabot Oil & Gas Corp.	22,355	525,342
Chevron Corp.	93,272	11,777,455
Cimarex Energy Co. (a)	4,614	454,940
Concho Resources, Inc. (a) (b)	7,084	1,033,201
ConocoPhillips	56,692	4,091,462
Devon Energy Corp.	24,654	1,109,677
EOG Resources, Inc.	28,053	3,617,154
EQT Corp.	11,837	588,062
Exxon Mobil Corp.	206,645	16,843,634
Helmerich & Payne, Inc.	5,310	325,769
Hess Corp. (a)	13,077	858,244
HollyFrontier Corp.	8,608	641,985
Marathon Oil Corp.	41,051	866,997
Marathon Petroleum Corp.	23,000	1,859,090
Newfield Exploration Co. (b)	8,837	253,799
Noble Energy, Inc.	23,588	851,291
Occidental Petroleum Corp.	37,026	3,107,592
Phillips 66	20,680	2,550,671
Pioneer Natural Resources Co.	8,183	1,548,796
Valero Energy Corp.	20,675	2,446,886
		59,024,445
Oil & Gas Services - 0.7%
Baker Hughes a GE Co.	20,690	715,460
Halliburton Co.	42,139	1,787,536
National Oilwell Varco, Inc. (a)	18,424	895,775
Schlumberger Ltd.	67,622	4,565,838
TechnipFMC Plc	21,238	691,297
		8,655,906
Packaging & Containers - 0.2%
Ball Corp. (a)	16,985	661,906
Packaging Corp. of America	4,587	517,872
Sealed Air Corp.	8,616	379,707
WestRock Co.	12,301	713,212
		2,272,697
Pharmaceuticals - 5.9%
AbbVie, Inc.	73,971	6,822,345
Allergan PLC	16,525	3,042,087
AmerisourceBergen Corp.	7,800	638,274
Bristol-Myers Squibb Co.	79,806	4,688,603
Cardinal Health, Inc.	15,346	766,533
CVS Health Corp. (a)	49,602	3,217,186
Eli Lilly & Co.	46,911	4,635,276
Express Scripts Holding Co. (b)	27,192	2,160,676
Johnson & Johnson	131,574	17,436,186
McKesson Corp.	10,098	1,268,309
Merck & Co., Inc.	130,939	8,624,952
Mylan NV (b)	25,740	960,359
Nektar Therapeutics (a) (b)	7,743	407,282
Perrigo Co PLC	6,310	508,081
Pfizer, Inc.	285,543	11,401,732
Zoetis, Inc.	23,708	2,050,268
		68,628,149

Pipelines - 0.4%
Kinder Morgan, Inc.	92,711	1,648,402
ONEOK, Inc.	20,272	1,427,960
Williams Cos., Inc.	40,010	1,190,297
		4,266,659
Real Estate - 0.1%
CBRE Group, Inc. - Class A (b)	13,944	694,411
Retail - 5.2%
Advance Auto Parts, Inc.	3,521	497,271
AutoZone, Inc. (b)	1,360	959,521
Best Buy Co., Inc.	11,867	890,381
CarMax, Inc. (b)	8,711	650,537
Chipotle Mexican Grill, Inc. (b)	1,222	529,932
Copart, Inc. (b)	9,700	556,683
Costco Wholesale Corp.	21,285	4,655,242
Darden Restaurants, Inc.	6,104	652,762
Dollar General Corp.	12,485	1,225,403
Dollar Tree, Inc. (b)	11,496	1,049,355
Foot Locker, Inc.	5,936	289,736
Gap, Inc.	10,819	326,409
Genuine Parts Co.	7,031	684,187
Home Depot, Inc.	56,301	11,120,574
Kohl's Corp. (a)	8,286	612,087
L Brands, Inc.	11,912	377,253
Lowe's Cos., Inc.	39,778	3,951,547
Macy's, Inc.	14,393	571,834
McDonald's Corp.	38,258	6,027,165
Nordstrom, Inc. (a)	5,725	300,047
O'Reilly Automotive, Inc. (b)	4,036	1,235,016
Ross Stores, Inc.	18,682	1,633,367
Starbucks Corp.	67,683	3,545,912
Tapestry, Inc.	13,749	647,853
Target Corp. (a)	26,321	2,123,578
Tiffany & Co.	5,119	704,170
TJX Cos., Inc.	30,908	3,006,112
Tractor Supply Co.	6,095	475,654
Ulta Salon Cosmetics & Fragrance, Inc. (b)	2,814	687,713
Walgreens Boots Alliance, Inc.	41,178	2,784,456
Walmart, Inc.	71,033	6,338,275
Yum! Brands, Inc.	15,821	1,254,447
		60,364,479
Savings & Loans - 0.0% (c)
People's United Financial, Inc.	16,775	305,808

Semiconductors - 4.0%
Advanced Micro Devices, Inc. (a) (b)	40,291	738,534
Analog Devices, Inc.	17,754	1,706,870
Applied Materials, Inc.	49,211	2,393,131
Broadcom, Inc.	20,337	4,510,137
Intel Corp.	228,287	10,980,605
IPG Photonics Corp. (b)	1,759	288,546
KLA-Tencor Corp.	7,634	896,384
Lam Research Corp.	7,793	1,485,658
Microchip Technology, Inc. (a)	11,379	1,063,140
Micron Technology, Inc. (b)	56,071	2,959,988
NVIDIA Corp. (b)	29,605	7,249,080
Qorvo, Inc. (a) (b)	6,240	510,182
QUALCOMM, Inc.	72,492	4,646,012
Skyworks Solutions, Inc.	8,822	834,385
Texas Instruments, Inc.	48,282	5,374,752
Xilinx, Inc.	12,148	875,506
		46,512,910
Shipbuilding - 0.0% (c)
Huntington Ingalls Industries, Inc.	2,216	516,439
Software - 6.7%
Activision Blizzard, Inc.	36,769	2,699,580
Adobe Systems, Inc. (b)	24,732	6,051,426
Akamai Technologies, Inc. (b)	8,787	661,310
ANSYS, Inc. (b)	3,996	674,844
Autodesk, Inc. (b)	10,677	1,371,354
Broadridge Financial Solutions, Inc.	5,732	647,601
CA, Inc.	15,332	677,828
Cadence Design System, Inc. (b)	13,159	580,180
Cerner Corp. (b)	15,420	957,273
Citrix Systems, Inc. (b)	6,217	683,683
Electronic Arts, Inc. (b)	14,808	1,906,530
Fidelity National Information Services, Inc.	16,118	1,662,249
Fiserv, Inc. (b)	20,220	1,526,206
Intuit, Inc.	11,681	2,385,727
Microsoft Corp.	375,035	39,783,713
MSCI, Inc.	4,364	725,253
Oracle Corp. (a)	146,004	6,961,471
Paychex, Inc.	15,443	1,065,876
Red Hat, Inc. (b)	8,537	1,205,680
Salesforce.com, Inc. (b)	34,444	4,723,995
Synopsys, Inc. (b)	7,127	637,368
Take-Two Interactive Software, Inc. (b)	5,485	619,915
		78,209,062
Telecommunications - 2.9%
AT&T, Inc.	358,365	11,456,929
CenturyLink, Inc. (a)	47,040	882,941
Cisco Systems, Inc.	229,554	9,707,839
Juniper Networks, Inc.	17,993	473,936
Motorola Solutions, Inc.	7,798	945,897
Verizon Communications, Inc.	201,693	10,415,426
		33,882,968
Textiles - 0.0% (c)
Mohawk Industries, Inc. (b)	2,950	555,662
Toys/Games/Hobbies - 0.1%
Hasbro, Inc.	5,381	536,002
Mattel, Inc. (a)	15,243	241,906
		777,908

Transportation - 1.7%
CH Robinson Worldwide, Inc. (a)	6,847	631,499
CSX Corp.	43,313	3,061,363
Expeditors International of Washington, Inc.	8,630	657,347
FedEx Corp.	12,305	3,025,430
JB Hunt Trasport Services, Inc.	4,065	487,394
Kansas City Southern (a)	4,957	576,350
Norfolk Southern Corp.	13,781	2,328,989
Union Pacific Corp. (a)	37,638	5,641,560
United Parcel Service, Inc. - Class B	33,283	3,990,299
		20,400,231
Water - 0.1%
American Water Works Co., Inc.	8,560	755,420
TOTAL COMMON STOCKS (Cost $970,201,356)		1,132,116,234

REAL ESTATE INVESTMENT TRUSTS - 2.7%
Alexandria Real Estate Equities, Inc.	5,158	657,336
American Tower Corp. (a)	21,318	3,160,180
Apartment Investment & Management Co.	7,725	329,471
AvalonBay Communities, Inc.	6,592	1,165,795
Boston Properties, Inc.	7,309	917,499
Crown Castle International Corp.	20,672	2,291,078
Digital Realty Trust, Inc. (a)	9,945	1,207,522
Duke Realty Corp.	17,184	500,398
Equinix, Inc.	3,803	1,670,582
Equity Residential	18,270	1,195,406
Essex Property Trust, Inc.	3,151	757,658
Extra Space Storage, Inc.	6,178	580,547
Federal Realty Investment Trust	3,409	427,829
GGP, Inc.	30,360	647,275
HCP, Inc.	22,919	593,602
Host Hotels & Resorts, Inc. (a)	34,259	717,383
Iron Mountain, Inc. (a)	13,178	462,680
Kimco Realty Corp.	20,851	348,003
Macerich Co.	4,863	287,209
Mid-America Apartment Communities, Inc.	5,169	520,932
Prologis, Inc.	25,657	1,683,612
Public Storage	7,411	1,614,338
Realty Income Corp.	13,461	750,720
Regency Centers Corp.	6,660	423,776
SBA Communications Corp. (b)	5,396	853,917
Simon Property Group, Inc.	15,136	2,667,115
SL Green Realty Corp.	4,420	455,746
UDR, Inc.	13,212	508,398
Ventas, Inc.	16,672	939,967
Vornado Realty Trust	8,394	603,696
Welltower, Inc.	18,410	1,152,466
Weyerhaeuser Co.	36,387	1,243,708
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $30,024,575)		31,335,844

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
U.S. Bank Money Market Deposit Account, 1.81% (d)	1,751,594	1,751,594
TOTAL SHORT-TERM INVESTMENTS (Cost $1,751,594)		1,751,594

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.3%
Mount Vernon Liquid Assets Portfolio, 2.17%	73,622,405	73,622,405
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $73,622,405)		73,622,405

Total Investments (Cost $1,075,599,930) - 106.3%		1,238,826,077
Liabilities in Excess of Other Assets - (6.3)%		(73,223,608)
TOTAL NET ASSETS - 100.0%		$1,165,602,469

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan as of July 31, 2018. The Total value of securities on loan is $72,027,288 or 6.2% of net assets.
(b)	Non-income producing security.
(c)	Less than 0.05%.
(d)	The rate shown is as of July 31, 2018.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Trendpilot US Mid Cap ETF
Schedule of Investments
July 31, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 90.9%
Aerospace/Defense - 1.3%
Curtiss-Wright Corp.	14,543	$1,934,655
Esterline Technologies Corp. (a)	8,330	710,549
KLX, Inc. (a)	16,237	1,186,113
MSA Safety, Inc.	10,970	1,106,653
Teledyne Technologies, Inc. (a)	11,778	2,584,329
		7,522,299
Airlines - 0.3%
JetBlue Airways Corp. (a) (b)	102,471	1,844,478
Apparel - 0.7%
Carter's, Inc. (b)	15,264	1,600,125
Deckers Outdoor Corp. (a) (b)	10,106	1,140,260
Skechers U.S.A, Inc. - Class A (a)	43,803	1,214,219
		3,954,604
Auto Parts & Equipment - 0.4%
Dana, Inc.	47,863	1,021,875
Delphi Technologies Plc	28,600	1,291,862
		2,313,737
Banks - 7.6%
Associated Bancorp. (b)	55,644	1,502,388
BancorpSouth Bank	27,089	891,228
Bank of Hawaii Corp. (b)	13,653	1,098,930
Bank OZK	39,177	1,602,339
Cathay General Bancorp	25,119	1,044,699
Chemical Financial Corp. (b)	23,482	1,333,778
Commerce Bancshares, Inc. (b)	30,301	2,024,107
Cullen Frost Bankers, Inc. (b)	19,108	2,111,243
East West Bancorp, Inc.	47,684	3,087,062
First Horizon National Corp.	107,674	1,926,288
FNB Corp. (b)	106,575	1,367,357
Fulton Financial Corp.	57,836	1,003,455
Hancock Whitney Corp.	27,517	1,382,729
Home BancShares, Inc.	51,904	1,203,654
International Bancshares Corp.	17,823	792,232
MB Financial, Inc. (b)	27,657	1,339,982
PacWest Bancorp	41,180	2,068,060
Pinnacle Financial Partners, Inc. (b)	23,870	1,491,875
Prosperity Bancshares, Inc. (b)	22,546	1,581,602
Signature Bank (a) (b)	17,668	1,938,356
Synovus Financial Corp.	39,041	1,929,406
TCF Financial Corp.	54,123	1,359,028
Texas Capital Bancshares, Inc. (a)	16,342	1,483,854
Trustmark Corp. (b)	21,398	752,996
UMB Financial Corp. (b)	14,202	1,020,982
Umpqua Holdings Corp.	71,111	1,514,664
United Bankshares, Inc. (b)	34,605	1,278,655
Valley National Bancorp (b)	87,202	1,015,903
Webster Financial Corp. (b)	30,310	1,955,904
Wintrust Financial Corp.	18,135	1,590,983
		44,693,739
Beverages - 0.1%
The Boston Beer Co., Inc. (a)	2,848	783,058
Biotechnology - 0.9%
Bio-Rad Laboratories, Inc. - Class A (a) (b)	6,656	2,041,062
Exelixis, Inc. (a) (b)	80,000	1,656,000
United Therapeutics Corp. (a)	14,337	1,762,161
		5,459,223
Building Materials - 1.2%
Cree, Inc. (a) (b)	33,064	1,558,968
Eagle Materials, Inc.	15,794	1,569,134
Lennox International, Inc. (b)	12,123	2,631,661
Louisiana-Pacific Corp.	47,771	1,285,995
		7,045,758

Chemicals - 2.9%
Ashland Global Holdings, Inc.	20,084	1,649,097
Cabot Corp.	19,936	1,317,770
Minerals Technologies, Inc.	11,633	879,455
NewMarket Corp. (b)	2,959	1,211,533
Olin Corp.	53,929	1,591,445
PolyOne Corp.	26,083	1,169,823
RPM International, Inc.	44,012	2,833,052
Sensient Technologies Corp.	13,918	965,352
The Chemours Co.	58,547	2,682,038
Valvoline, Inc. (b)	63,800	1,441,242
Versum Materials, Inc.	35,847	1,381,902
		17,122,709
Commercial Services - 3.7%
Aaron's, Inc.	20,345	881,142
Adtalem Global Education, Inc. (a) (b)	19,458	1,061,434
Avis Budget Group, Inc. (a)	22,985	801,027
CoreLogic, Inc. (a)	26,302	1,280,907
Deluxe Corp.	15,478	912,119
Graham Holdings Co. - Class B	1,448	809,432
Healthcare Services Group, Inc. (b)	24,255	976,506
ManpowerGroup, Inc.	21,345	1,990,635
MarketAxess Holdings, Inc. (b)	12,370	2,396,935
Rollins, Inc.	31,584	1,735,225
Sabre Corp.	83,175	2,047,768
Service Corp. International	60,336	2,374,222
Sotheby's (a) (b)	11,789	626,114
The Brink's Co. (b)	16,744	1,337,008
WEX, Inc. (a)	13,175	2,500,879
		21,731,353
Computers - 2.7%
Convergys Corp.	29,565	727,299
Fortinet, Inc. (a)	47,559	2,991,937
Leidos Holdings, Inc.	46,954	3,212,593
Lumentum Holdings, Inc. (a) (b)	20,149	1,052,785
MAXIMUS, Inc.	21,461	1,390,887
NCR Corp. (a) (b)	38,261	1,068,247
NetScout Systems, Inc. (a) (b)	26,414	707,895
Perspecta, Inc.	46,942	1,018,641
Science Applications International Corp.	13,778	1,162,450
Teradata Corp. (a)	39,350	1,506,712
VeriFone Systems, Inc. (a) (b)	35,260	807,454
		15,646,900
Cosmetics/Personal Care - 0.2%
Edgewell Personal Care Co. (a) (b)	17,210	926,931
Distribution/Wholesale - 0.7%
Pool Corp. (b)	13,321	2,041,443
Watsco, Inc. (b)	10,541	1,818,428
		3,859,871
Diversified Financial Services - 2.7%
Eaton Vance Corp.	38,817	2,062,347
Evercore, Inc.	13,400	1,514,200
Federated Investors, Inc. - Class B	30,637	741,416
Interactive Brokers Group, Inc.	23,126	1,384,322
Janus Henderson Group Plc	58,197	1,894,312
Legg Mason, Inc. (b)	27,300	931,749
LendingTree, Inc. (a) (b)	2,492	595,090
Navient Corp.	87,078	1,150,300
SEI Investments Co.	43,168	2,587,490
SLM Corp. (a) (b)	142,428	1,608,012
Stifel Financial Corp.	23,175	1,277,638
		15,746,876
Electric - 1.9%
ALLETE, Inc.	16,458	1,275,989
Black Hills Corp. (b)	17,640	1,057,871
Hawaiian Electric Industries, Inc. (b)	35,815	1,259,614
IDACORP, Inc.	16,585	1,562,970
MDU Resources Group, Inc.	63,030	1,827,870
NorthWestern Corp.	16,280	965,892
OGE Energy Corp.	65,730	2,382,055
PNM Resources, Inc.	26,201	1,031,009
		11,363,270

Electrical Components & Equipment - 1.6%
Acuity Brands, Inc.	13,457	1,870,927
Belden, Inc. (b)	13,354	864,671
Energizer Holdings, Inc.	19,671	1,252,649
EnerSys	13,851	1,136,752
Hubbell, Inc.	18,055	2,225,279
Littelfuse, Inc.	8,222	1,782,694
		9,132,972
Electronics - 3.6%
Arrow Electronics, Inc. (a)	28,838	2,187,074
Avnet, Inc.	38,657	1,695,109
Coherent, Inc. (a) (b)	8,011	1,266,219
Gentex Corp. (b)	90,112	2,090,598
Jabil, Inc.	56,474	1,590,873
Keysight Technologies, Inc. (a)	61,248	3,552,384
National Instruments Corp.	34,719	1,521,039
SYNNEX Corp. (b)	9,642	930,164
Tech Data Corp. (a) (b)	11,475	957,130
Trimble, Inc. (a)	82,014	2,895,094
Vishay Intertechnology, Inc. (b)	42,582	1,064,550
Woodward, Inc.	18,212	1,515,421
		21,265,655
Energy-Alternate Sources - 0.2%
First Solar, Inc. (a)	26,303	1,376,962
Engineering & Construction - 1.2%
AECOM (a)	52,760	1,770,626
Dycom Industries, Inc. (a) (b)	10,060	896,950
EMCOR Group, Inc.	18,833	1,449,199
Granite Construction, Inc. (b)	14,823	799,701
KBR, Inc. (b)	46,276	924,594
nVent Electric Plc (a)	52,848	1,448,035
		7,289,105
Entertainment - 1.2%
Churchill Downs, Inc.	3,650	1,043,718
Cinemark Holdings, Inc.	34,976	1,256,338
International Speedway Corp.	7,903	342,200
Live Nation Entertainment, Inc. (a) (b)	44,666	2,201,140
Scientific Games Corp. (a) (b)	17,144	823,769
Six Flags Entertainment Corp. (b)	25,357	1,646,937
		7,314,102
Environmental Control - 0.2%
Clean Harbors, Inc. (a)	16,599	944,981
Food - 2.4%
Flowers Foods, Inc. (b)	59,812	1,220,165
Hain Celestial Group, Inc. (a)	34,207	972,847
Ingredion, Inc.	23,778	2,408,711
Lamb Weston Holdings, Inc.	48,118	3,381,252
Lancaster Colony Corp.	6,479	939,649
Post Holdings, Inc. (a) (b)	22,138	1,916,265
Sanderson Farms, Inc. (b)	6,358	641,077
Sprouts Farmers Market, Inc. (a)	39,922	857,924
Tootsie Roll Industries, Inc. (b)	6,229	186,247
TreeHouse Foods, Inc. (a) (b)	18,037	856,577
United Natural Foods, Inc. (a)	15,998	515,136
		13,895,850
Forest Products & Paper - 0.2%
Domtar Corp.	20,672	996,804
Gas - 2.3%
Atmos Energy Corp.	36,546	3,357,481
National Fuel Gas Co.	28,272	1,518,206
New Jersey Resources Corp. (b)	28,267	1,307,349
ONE Gas, Inc.	17,271	1,330,558
Southwest Gas Holdings, Inc.	15,912	1,244,318
UGI Corp.	56,956	3,026,642
Vectren Corp.	27,347	1,954,490
		13,739,044
Hand/Machine Tools - 0.7%
Kennametal, Inc. (b)	26,326	1,025,661
Lincoln Electric Holdings, Inc. (b)	19,908	1,870,158
Regal Beloit Corp.	14,290	1,228,225
		4,124,044

Healthcare-Products - 4.5%
Avanos Medical, Inc. (a)	15,476	854,275
Bio-Techne Corp.	12,360	1,985,510
Cantel Medical Corp.	11,525	1,068,483
Globus Medical, Inc. (a)	24,123	1,241,852
Haemonetics Corp. (a)	17,168	1,676,284
Hill-Rom Holdings, Inc.	21,803	2,053,843
ICU Medical, Inc. (a)	5,017	1,438,876
Integra LifeSciences Holdings Corp. (a) (b)	23,209	1,446,617
LivaNova PLC (a)	14,352	1,580,586
Masimo Corp. (a)	15,325	1,523,611
NuVasive, Inc. (a) (b)	16,875	979,594
Patterson Cos., Inc. (b)	26,319	645,342
STERIS PLC (b)	27,845	3,187,417
Teleflex, Inc.	14,978	4,084,650
West Pharmaceutical Services, Inc.	24,213	2,654,955
		26,421,895
Healthcare-Services - 3.2%
Acadia Healthcare Co., Inc. (a)	27,010	1,066,355
Catalent, Inc. (a)	43,013	1,793,642
Charles River Laboratories International, Inc. (a)	15,775	1,960,833
Chemed Corp.	5,270	1,665,478
Encompass Health Corp.	32,520	2,459,488
Lifepoint Health, Inc. (a)	12,573	814,730
MEDNAX, Inc. (a)	31,095	1,330,555
Molina Healthcare, Inc. (a) (b)	15,625	1,626,406
Syneos Health, Inc. (a)	17,731	873,695
Tenet Healthcare Corp. (a)	26,859	1,010,704
WellCare Health Plans, Inc. (a)	14,733	3,939,899
		18,541,785
Home Builders - 1.3%
KB Home	27,793	660,084
NVR, Inc. (a)	1,101	3,038,132
Thor Industries, Inc.	16,135	1,530,405
Toll Brothers, Inc.	46,085	1,624,957
TRI Pointe Group, Inc. (a) (b)	48,807	691,595
		7,545,173
Home Furnishings - 0.1%
Tempur Sealy International, Inc. (a) (b)	15,213	743,459
Household Products/Wares - 0.2%
Helen of Troy Ltd. (a)	8,615	986,848
Housewares - 0.6%
Scotts Miracle-Gro Co. - Class A (b)	12,895	1,024,250
Toro Co.	34,551	2,079,625
Tupperware Brands Corp.	16,088	590,590
		3,694,465
Insurance - 4.5%
Alleghany Corp.	4,972	3,128,730
American Financial Group, Inc.	22,824	2,572,036
Aspen Insurance Holdings Ltd.	19,188	776,155
Brown & Brown, Inc. (b)	75,456	2,207,843
CNO Financial Group, Inc.	53,838	1,095,603
First American Financial Corp.	36,695	2,054,920
Genworth Financial, Inc. (a)	157,438	724,215
Hanover Insurance Group, Inc.	14,004	1,756,382
Kemper Corp.	16,121	1,286,456
Mercury General Corp. (b)	11,552	594,119
Old Republic International Corp.	80,828	1,722,445
Primerica, Inc.	14,270	1,638,196
Reinsurance Group of America, Inc.	21,238	3,005,177
RenaissanceRe Holdings Ltd.	13,252	1,747,276
WR Berkley Corp.	31,620	2,397,112
		26,706,665
Internet - 0.1%
Cars.com, Inc. (a) (b)	22,610	641,446
Iron/Steel - 1.8%
Allegheny Technologies, Inc. (a) (b)	40,548	1,127,235
Carpenter Technology Corp. (b)	15,449	846,142
Commercial Metals Co.	38,492	859,911
Reliance Steel & Aluminum Co. (b)	23,807	2,147,391
Steel Dynamics, Inc.	77,644	3,656,256
United States Steel Corp.	58,179	2,119,461
		10,756,396
Leisure Time - 0.7%
Brunswick Corp.	28,235	1,815,511
Polaris Industries, Inc. (b)	19,315	2,036,187
		3,851,698

Lodging - 0.9%
Boyd Gaming Corp.	26,651	995,415
ILG, Inc.	34,070	1,169,623
Wyndham Destinations, Inc.	32,839	1,514,535
Wyndham Hotels & Resorts, Inc.	32,713	1,897,354
		5,576,927
Machinery-Construction & Mining - 0.5%
Oshkosh Corp.	24,319	1,830,005
Terex Corp. (b)	23,765	1,048,512
		2,878,517
Machinery-Diversified - 2.7%
AGCO Corp.	21,723	1,368,984
Cognex Corp. (b)	55,971	2,954,149
Graco, Inc.	54,637	2,520,951
IDEX Corp.	25,249	3,877,741
Nordson Corp.	16,832	2,257,340
Wabtec Corp. (b)	28,201	3,111,134
		16,090,299
Media - 1.3%
AMC Networks, Inc. - Class A (a)	15,132	912,308
Cable One, Inc.	1,520	1,100,267
FactSet Research Systems, Inc. (b)	12,586	2,534,317
John Wiley & Sons, Inc. - Class A	14,772	932,852
Meredith Corp. (b)	12,490	663,844
TEGNA, Inc.	70,967	782,766
The New York Times Co. (b)	41,284	1,023,843
		7,950,197
Metal Fabricate/Hardware - 0.5%
The Timken Co.	22,467	1,106,500
Valmont Industries, Inc.	7,406	1,034,248
Worthington Industries, Inc.	14,078	659,132
		2,799,880
Mining - 0.4%
Compass Minerals International, Inc. (b)	10,711	726,741
Royal Gold, Inc. (b)	21,522	1,820,977
		2,547,718
Miscellaneous Manufacturing - 2.0%
AptarGroup, Inc.	20,534	2,103,298
Carlisle Cos., Inc.	19,910	2,445,744
Crane Co.	16,351	1,480,910
Donaldson Co., Inc.	41,915	1,999,345
ITT, Inc.	28,749	1,629,206
Trinity Industries, Inc.	49,129	1,871,815
		11,530,318
Office Furnishings - 0.2%
Herman Miller, Inc. (b)	18,867	714,116
HNI Corp. (b)	13,963	604,179
		1,318,295
Office/Business Equipment - 0.5%
Pitney Bowes, Inc.	58,950	514,634
Zebra Technologies Corp. (a)	17,580	2,424,809
		2,939,443
Oil & Gas - 4.2%
Callon Petroleum Co. (a) (b)	73,775	793,819
Chesapeake Energy Corp. (a) (b)	293,426	1,384,971
CNX Resources Corp. (a)	64,986	1,057,972
Diamond Offshore Drilling, Inc. (a) (b)	20,365	391,008
Energen Corp. (a)	31,767	2,356,476
Ensco PLC (b)	143,842	1,068,746
Gulfport Energy Corp. (a)	51,795	596,160
Matador Resources Co. (a) (b)	34,045	1,140,508
Murphy Oil Corp.	53,524	1,780,208
Murphy USA, Inc. (a) (b)	10,002	792,559
Nabors Industries Ltd.	115,976	693,537
Oasis Petroleum, Inc. (a) (b)	87,697	1,071,657
Patterson-UTI Energy, Inc.	71,726	1,233,687
PBF Energy, Inc. - Class A	36,256	1,693,155
QEP Resources, Inc. (a)	75,847	788,050
Range Resources Corp. (b)	74,626	1,151,479
Rowan Cos Plc (a)	35,879	519,528
SM Energy Co. (b)	33,802	929,893
Southwestern Energy Co. (a) (b)	167,983	863,433
Transocean Ltd. (a) (b)	144,335	1,857,591
WPX Energy, Inc. (a)	131,489	2,468,049
		24,632,486

Oil & Gas Services - 1.1%
Apergy Corp. (a)	25,461	1,043,901
Core Laboratories NV (b)	14,511	1,626,973
Dril-Quip, Inc. (a) (b)	11,978	617,466
McDermott International, Inc. (a) (b)	59,176	1,065,760
NOW, Inc. (a)	33,978	507,971
Oceaneering International, Inc.	32,255	882,497
Superior Energy Services, Inc. (a)	48,278	475,055
		6,219,623
Packaging & Containers - 0.9%
Bemis Co., Inc.	29,942	1,374,637
Greif, Inc.	8,185	445,673
Owens-Illinois, Inc. (a)	51,420	960,526
Silgan Holdings, Inc.	23,342	642,139
Sonoco Products Co.	32,771	1,829,277
		5,252,252
Pharmaceuticals - 0.6%
Akorn, Inc. (a)	29,614	548,451
Mallinckrodt PLC (a) (b)	28,565	669,849
PRA Health Sciences, Inc. (a)	16,334	1,717,357
Prestige Brands Holdings, Inc. (a) (b)	16,745	598,299
		3,533,956
Real Estate - 0.4%
Jones Lang LaSalle, Inc.	14,961	2,558,481
Retail - 5.6%
American Eagle Outfitters, Inc. (b)	55,218	1,390,389
AutoNation, Inc. (a) (b)	19,246	934,008
Bed Bath & Beyond, Inc.	45,912	859,932
Big Lots, Inc. (b)	13,168	571,886
Brinker International, Inc. (b)	14,313	675,144
Casey's General Stores, Inc. (b)	12,102	1,323,717
Copart, Inc. (a)	66,501	3,816,492
Cracker Barrel Old Country Store, Inc. (b)	7,902	1,157,604
Dick's Sporting Goods, Inc. (b)	25,644	875,486
Dillard's, Inc. - Class A (b)	6,582	528,337
Domino's Pizza, Inc.	13,908	3,653,075
Dunkin' Brands Group, Inc. (b)	27,291	1,900,272
Five Below, Inc. (a) (b)	18,310	1,779,000
Jack in the Box, Inc. (b)	9,314	784,611
Michaels Cos., Inc. (a) (b)	35,734	729,331
MSC Industrial Direct Co., Inc.	15,096	1,277,574
Nu Skin Enterprises, Inc. - Class A	18,308	1,333,738
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	16,405	1,140,148
Papa John's International, Inc. (b)	7,622	319,819
Sally Beauty Holdings, Inc. (a) (b)	39,050	643,935
Signet Jewelers Ltd. (b)	19,515	1,126,796
Texas Roadhouse, Inc.	21,624	1,358,852
The Cheesecake Factory, Inc. (b)	13,777	771,925
The Wendy's Co.	59,032	984,654
Urban Outfitters, Inc. (a)	25,847	1,147,607
Williams-Sonoma, Inc. (b)	24,977	1,460,905
World Fuel Services Corp.	21,838	607,752
		33,152,989
Savings & Loans - 0.7%
New York Community Bancorp, Inc. (b)	158,179	1,703,588
Sterling Bancorp (b)	74,192	1,647,062
Washington Federal, Inc.	27,833	933,797
		4,284,447
Semiconductors - 2.1%
Cirrus Logic, Inc. (a)	20,081	868,704
Cypress Semiconductor Corp.	117,963	2,100,921
Integrated Device Technology, Inc. (a)	42,660	1,468,784
MKS Instruments, Inc.	17,999	1,697,305
Monolithic Power Systems, Inc.	12,497	1,658,102
Silicon Laboratories, Inc. (a)	14,219	1,354,360
Synaptics, Inc. (a) (b)	11,380	570,252
Teradyne, Inc.	62,979	2,723,842
		12,442,270

Software - 4.6%
ACI Worldwide, Inc. (a) (b)	37,206	961,403
Acxiom Corp. (a)	25,059	1,015,892
Allscripts Healthcare Solutions, Inc. (a)	56,991	697,570
Blackbaud, Inc.	15,965	1,593,467
CDK Global, Inc.	40,819	2,549,147
CommVault Systems, Inc. (a)	13,909	902,694
Dun & Bradstreet Corp.	12,209	1,536,991
Fair Isaac Corp. (a)	9,701	1,954,363
j2 Global, Inc. (b)	15,854	1,345,053
Jack Henry & Associates, Inc.	25,428	3,425,152
Manhattan Associates, Inc. (a) (b)	21,718	1,045,070
Medidata Solutions, Inc. (a) (b)	19,118	1,420,659
PTC, Inc. (a)	37,495	3,446,165
Tyler Technologies, Inc. (a) (b)	11,709	2,634,408
Ultimate Software Group, Inc. (a) (b)	9,561	2,647,345
		27,175,379
Telecommunications - 1.3%
ARRIS International PLC (a) (b)	57,608	1,455,178
Ciena Corp. (a) (b)	46,530	1,181,862
InterDigital, Inc.	11,442	943,393
LogMeIn, Inc.	17,170	1,391,628
Plantronics, Inc.	10,668	732,465
Telephone & Data Systems, Inc.	30,538	771,085
ViaSat, Inc. (a) (b)	17,677	1,243,400
		7,719,011
Transportation - 1.9%
Genesee & Wyoming, Inc. (a)	19,953	1,715,958
Kirby Corp. (a) (b)	17,682	1,475,563
Knight-Swift Transportation Holdings, Inc. (b)	41,403	1,347,668
Landstar System, Inc.	13,837	1,537,983
Old Dominion Freight Line, Inc.	22,449	3,295,513
Ryder System, Inc.	17,465	1,367,509
Werner Enterprises, Inc.	14,160	527,460
		11,267,654

Trucking & Leasing - 0.2%
GATX Corp. (b)	12,251	1,008,747
Water - 0.4%
Aqua America, Inc. (b)	58,543	2,162,578
TOTAL COMMON STOCKS (Cost $487,825,771)		535,025,622

REAL ESTATE INVESTMENT TRUSTS - 8.8%
Alexander & Baldwin, Inc. (b)	21,836	522,972
American Campus Communities, Inc. (b)	44,634	1,841,153
Camden Property Trust	30,520	2,825,847
CoreCivic, Inc.	39,011	1,000,242
CoreSite Realty Corp. (b)	11,330	1,270,093
Corporate Office Properties Trust (b)	32,699	972,468
Cousins Properties, Inc.	138,279	1,288,760
CyrusOne, Inc.	32,611	2,019,273
DCT Industrial Trust, Inc.	30,997	2,072,769
Douglas Emmett, Inc.	52,552	2,041,120
Education Realty Trust, Inc.	24,445	1,011,045
EPR Properties (b)	21,281	1,414,974
First Industrial Realty Trust, Inc.	41,250	1,342,687
Healthcare Realty Trust, Inc. (b)	41,200	1,224,052
Highwoods Properties, Inc.	34,030	1,671,213
Hospitality Properties Trust	54,070	1,528,559
JBG SMITH Properties	30,668	1,119,382
Kilroy Realty Corp.	32,526	2,372,772
Lamar Advertising Co. - Class A	27,645	2,035,501
LaSalle Hotel Properties	35,701	1,237,754
Liberty Property Trust	48,622	2,083,939
Life Storage, Inc. (b)	15,300	1,468,188
Mack-Cali Realty Corp.	28,379	552,539
Medical Properties Trust, Inc.	117,677	1,695,726
National Retail Properties, Inc. (b)	50,362	2,246,649
Omega Healthcare Investors, Inc. (b)	64,993	1,929,642
PotlatchDeltic Corp.	19,394	906,669
Rayonier, Inc.	42,267	1,479,768
Sabra Health Care REIT, Inc.	57,521	1,243,029
Senior Housing Properties Trust	78,191	1,394,927
Tanger Factory Outlet Centers, Inc. (b)	29,949	714,284
Taubman Centers, Inc. (b)	20,060	1,244,723
The GEO Group, Inc.	40,484	1,047,726
Uniti Group, Inc. (b)	54,343	960,784
Urban Edge Properties (b)	34,715	787,336
Weingarten Realty Investors	39,208	1,184,866
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $50,208,090)		51,753,431

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
U.S. Bank Money Market Deposit Account, 1.81% (c)	1,555,738	1,555,738
TOTAL SHORT-TERM INVESTMENTS (Cost $1,555,738)		1,555,738

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 19.4%
Mount Vernon Liquid Assets Portfolio, 2.17% (a)	114,346,595	114,346,595
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $114,346,595)		114,346,595

Total Investments (Cost $653,936,194) - 119.4%		702,681,386
Liabilities in Excess of Other Assets - (19.4)%		(114,302,111)
TOTAL NET ASSETS - 100.0%		$588,379,275

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan as of July 31, 2018. The Total value of securities on loan is $112,456,930 or 19.1% of net assets.
(c)	The rate shown is as of July 31, 2018.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Trendpilot 100 ETF
Schedule of Investments
July 31, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 100.0%
Airlines - 0.2%
American Airlines Group, Inc. (a)	16,290	$644,107
Auto Manufacturers - 0.9%
PACCAR, Inc. (a)	12,111	795,935
Tesla Motors, Inc. (a) (b)	5,905	1,760,517
		2,556,452
Beverages - 0.4%
Monster Beverage Corp. (b)	19,490	1,169,790
Biotechnology - 7.0%
Alexion Pharmaceuticals, Inc. (b)	7,661	1,018,606
Amgen, Inc.	23,034	4,527,333
Biogen, Inc. (b)	7,316	2,446,251
BioMarin Pharmaceutical, Inc. (b)	6,022	605,572
Celgene Corp. (b)	25,229	2,272,881
Gilead Sciences, Inc.	45,237	3,520,796
Illumina, Inc. (b)	5,122	1,661,372
Incyte Corp. (b)	7,319	487,006
Regeneron Pharmaceuticals, Inc. (b)	3,658	1,346,181
Shire PLC - ADR	2,374	405,028
Vertex Pharmaceuticals, Inc. (b)	8,869	1,552,518
		19,843,544
Commercial Services - 2.4%
Automatic Data Processing, Inc.	15,320	2,068,047
Cintas Corp.	3,711	758,825
PayPal Holdings, Inc. (b)	41,433	3,403,306
Verisk Analytics, Inc. (a) (b)	5,693	629,760
		6,859,938
Computers - 12.7%
Apple, Inc.	171,296	32,595,916
Check Point Software Technologies Ltd. (a) (b)	5,566	627,121
Cognizant Technology Solutions Corp. - Class A (a)	20,322	1,656,243
Seagate Technology PLC	9,853	518,465
Western Digital Corp.	10,266	720,160
		36,117,905
Distribution/Wholesale - 0.2%
Fastenal Co. (a)	9,926	565,087
Food - 1.7%
Mondelez International, Inc. - Class A	51,376	2,228,691
The Kraft Heinz Co.	42,436	2,556,769
		4,785,460
Healthcare-Products - 1.7%
Align Technology, Inc. (b)	2,785	993,270
DENTSPLY SIRONA, Inc. (a)	7,884	379,299
Henry Schein, Inc. (a) (b)	5,316	422,144
Hologic, Inc. (a) (b)	9,345	400,994
IDEXX Laboratories, Inc. (b)	3,008	736,750
Intuitive Surgical, Inc. (b)	3,949	2,006,842
		4,939,299
Internet - 30.7%
Alphabet, Inc. - Class A (b)	10,392	12,753,270
Alphabet, Inc. - Class C (b)	12,150	14,789,709
Amazon.com, Inc. (b)	16,938	30,106,279
Baidu, Inc. - ADR (b)	9,779	2,417,173
Booking Holdings, Inc. (b)	1,676	3,400,135
Ctrip.com International Ltd. - ADR (b)	15,991	658,030
eBay, Inc. (b)	34,906	1,167,606
Expedia Group, Inc.	4,820	645,109
Facebook, Inc. - Class A (b)	83,593	14,426,480
JD.com, Inc. - ADR (b)	32,111	1,151,500
MercadoLibre, Inc. (a)	1,519	520,880
Netflix, Inc. (b)	15,137	5,107,981
Symantec Corp.	21,496	434,649
		87,578,801
Lodging - 0.8%
Marriott International, Inc. - Class A	12,305	1,573,071
Wynn Resorts Ltd.	3,785	631,262
		2,204,333
Media - 4.6%
Charter Communications, Inc. - Class A (b)	8,322	2,534,715
Comcast Corp. - Class A	160,055	5,726,768
DISH Network Corp. - Class A (b)	7,791	245,884
Liberty Global PLC - Class A (a) (b)	7,380	208,337
Liberty Global PLC - Class C (b)	19,966	541,877
Sirius XM Holdings, Inc. (a)	156,121	1,095,970
Twenty First Century Fox, Inc. - Class B	27,803	1,235,009
Twenty-First Century Fox, Inc. - Class A (a)	36,694	1,651,230
		13,239,790

Pharmaceuticals - 0.8%
Express Scripts Holding Co. (b)	19,499	1,549,391
Mylan NV (b)	17,937	669,229
		2,218,620
Retail - 4.2%
Costco Wholesale Corp.	15,268	3,339,264
Dollar Tree, Inc. (b)	8,200	748,496
O'Reilly Automotive, Inc. (b)	2,876	880,056
Qurate Retail Group, Inc. QVC Group - Class A (b)	15,505	330,102
Ross Stores, Inc.	13,194	1,153,551
Starbucks Corp.	48,041	2,516,868
Ulta Salon Cosmetics & Fragrance, Inc. (b)	2,123	518,840
Walgreens Boots Alliance, Inc.	34,523	2,334,445
		11,821,622
Semiconductors - 11.6%
Analog Devices, Inc.	12,906	1,240,783
Applied Materials, Inc.	35,087	1,706,281
ASML Holding NV - ADR (a)	2,554	546,556
Broadcom, Inc.	14,303	3,171,976
Intel Corp.	162,218	7,802,686
KLA-Tencor Corp.	5,391	633,011
Lam Research Corp.	5,640	1,075,209
Maxim Integrated Products, Inc.	9,662	590,735
Microchip Technology, Inc. (a)	8,181	764,351
Micron Technology, Inc. (b)	40,374	2,131,343
NVIDIA Corp. (b)	21,136	5,175,361
QUALCOMM, Inc.	51,608	3,307,557
Skyworks Solutions, Inc.	6,249	591,030
Texas Instruments, Inc.	34,074	3,793,118
Xilinx, Inc. (a)	8,669	624,775
		33,154,772
Software - 15.8%
Activision Blizzard, Inc.	26,501	1,945,703
Adobe Systems, Inc. (b)	17,147	4,195,528
Autodesk, Inc. (b)	7,627	979,612
CA, Inc.	14,197	627,649
Cadence Design System, Inc. (b)	9,969	439,533
Cerner Corp. (b)	11,494	713,548
Citrix Systems, Inc. (b)	4,695	516,309
Electronic Arts, Inc. (b)	10,681	1,375,179
Fiserv, Inc. (b)	14,278	1,077,704
Intuit, Inc.	8,925	1,822,842
Microsoft Corp.	267,699	28,397,510
NetEase, Inc. - ADR	2,658	685,764
Paychex, Inc. (a)	12,405	856,193
Synopsys, Inc. (b)	5,052	451,800
Take-Two Interactive Software, Inc. (b)	3,965	448,124
Workday, Inc. - Class A (a) (b)	5,082	630,270
		45,163,268
Telecommunications - 3.2%
Cisco Systems, Inc.	163,711	6,923,338
T-Mobile US, Inc. (b)	29,516	1,770,960
Vodafone Group PLC - ADR	16,133	396,065
		9,090,363

Toys/Games/Hobbies - 0.2%
Hasbro, Inc. (a)	4,245	422,844
Transportation - 0.9%
CSX Corp.	30,561	2,160,051
JB Hunt Trasport Services, Inc.	3,803	455,980
		2,616,031
TOTAL COMMON STOCKS (Cost $233,800,706)		284,992,026

SHORT-TERM INVESTMENTS - 0.1%
Money Market funds - 0.1%
U.S. Bank Money Market Deposit Account, 1.81% (c)	256,776	256,776
TOTAL SHORT-TERM INVESTMENTS (Cost $256,776)		256,776

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.7%
Mount Vernon Liquid Assets Portfolio, 2.17%	10,621,133	10,621,133
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $10,621,133)		10,621,133

Total Investments (Cost $244,678,615) - 103.8%		295,869,935
Liabilities in Excess of Other Assets - (3.8)%		(10,716,567)
TOTAL NET ASSETS - 100.0%		$285,153,368

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	All or portion of this security is on loan as of July 31, 2018. The Total value of securities on loan is $10,484,018 or 3.7% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of July 31, 2018.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Trendpilot European Index ETF
Schedule of Investments
July 31, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 97.4%
Advertising - 0.3%
JCDecaux SA	2,669	$87,200
Publicis Groupe SA	7,570	483,847
		571,047
Aerospace/Defense - 2.9%
Airbus Group SE	10,251	1,270,617
Airbus SE - ADR	40,501	1,252,089
Dassault Aviation SA	85	157,043
Leonardo SpA	14,249	170,785
MTU Aero Engines AG	1,898	401,714
Safran SA	11,798	1,463,058
Thales SA	3,681	484,025
		5,199,331
Airlines - 0.2%
Air France-KLM (a) (b)	7,875	71,919
Deutsche Lufthansa AG	8,680	243,598
		315,517
Apparel - 4.1%
adidas AG - ADR	14,807	1,637,950
Hermes International	1,134	718,181
Kering	2,730	1,455,694
LVMH Moet Hennessy Louis Vuitton SE - ADR	23,203	1,617,481
LVMH Moet Hennessy Louis Vuitton SE	4,565	1,595,279
Moncler SpA	5,850	258,030
Puma SE	301	150,996
		7,433,611
Auto Manufacturers - 4.0%
Bayerische Motoren Werke AG	11,822	1,143,106
Daimler AG	31,661	2,189,888
Ferrari NV	4,617	614,390
Fiat Chrysler Automobiles NV (a)	40,539	692,004
Peugeot SA	20,012	575,897
Renault SA	6,769	595,942
Volkswagen AG - ADR	40,166	1,388,137
		7,199,364
Auto Parts & Equipment - 1.7%
Cie Generale des Etablissements Michelin	6,482	834,524
Continental AG	3,979	916,606
Faurecia	2,699	183,493
Hella GmbH & Co. KGaA	1,638	96,440
Nokian Renkaat OYJ	4,943	214,383
Pirelli & C SpA (a) (c)	13,592	118,758
Plastic Omnium SA	2,069	86,783
Rheinmetall AG	1,580	190,853
Valeo SA	8,757	430,078
		3,071,918
Banks - 11.7%
ABN AMRO Group NV (c)	15,239	422,326
AIB Group PLC	28,885	165,505
Alpha Bank AE (a)	50,616	110,503
Banca Mediolanum SpA	8,920	64,096
Banco Bilbao Vizcaya Argentaria SA - ADR	246,555	1,799,852
Banco BPM SpA (a)	55,824	177,555
Banco de Sabadell SA	206,737	345,335
Banco Santander SA - ADR	586,560	3,278,870

Bank of Ireland Group PLC	33,787	290,191
Bankia SA	44,460	175,255
Bankinter SA	25,212	243,576
BNP Paribas SA	19,629	1,277,797
BNP Paribas SA - ADR	40,454	1,321,632
CaixaBank SA	132,154	611,489
Commerzbank AG (a)	38,299	413,632
Credit Agricole SA	41,915	588,892
Deutsche Bank AG	70,035	916,242
Erste Group Bank AG	10,554	456,133
Eurobank Ergasias SA (a)	66,563	68,884
FinecoBank Banca Fineco SpA	14,461	169,944
ING Groep NV - ADR	143,844	2,196,498
Intesa Sanpaolo SpA	498,756	1,536,195
Intesa Sanpaolo SpA - Savings Shares	34,358	109,641
KBC Groep NV	10,156	780,957
Mediobanca Banca di Credito Finanziario SpA	21,952	228,047
National Bank of Greece SA (a)	200,893	65,353
Natixis SA	30,756	221,181
Piraeus Bank SA (a)	10,768	33,997
Raiffeisen Bank International AG	4,757	158,700
Societe Generale SA	27,012	1,203,755
UniCredit SpA	82,172	1,457,069
Unione di Banche Italiane SpA	37,426	155,012
		21,044,114
Beverages - 3.1%
Anheuser-Busch InBev SA/NV - ADR (b)	28,075	2,855,789
Davide Campari-Milano SpA	20,856	175,836
Heineken Holding NV	3,890	375,954
Heineken NV	8,681	878,474
Pernod Ricard SA	7,781	1,255,162
Remy Cointreau SA	897	122,512
		5,663,727
Building Materials - 1.0%
Buzzi Unicem SpA	2,622	57,795
Buzzi Unicem SpA - Savings Shares	1,474	18,339
Cie de Saint-Gobain	18,147	807,955
HeidelbergCement AG	5,474	464,840
Imerys SA	1,339	103,966
Kingspan Group Plc	2,692	125,285
Kingspan Group PLC	2,808	130,421
Titan Cement Co SA	1,495	36,275
		1,744,876
Chemicals - 6.6%
Air Liquide SA	15,455	1,978,908
Akzo Nobel NV	9,303	860,482
Arkema SA	2,648	332,091
BASF SE - ADR	68,442	1,642,608
BASF SE	16,766	1,610,766
Brenntag AG	5,693	341,375
Covestro AG (c)	6,896	662,038
Evonik Industries AG	5,510	203,924
FUCHS PETROLUB SE	1,236	65,039
K+S AG	7,052	186,282
Koninklijke DSM NV	6,448	687,189
LANXESS AG	3,372	277,195
Linde AG	6,839	1,688,198
OCI NV (a)	3,538	106,986
Solvay SA - Class A	2,552	349,894
Symrise AG	4,453	402,404
Umicore SA	7,576	442,948
Wacker Chemie AG	553	80,540
		11,918,867

Commercial Services - 1.7%
ALD SA (c)	2,978	53,210
Atlantia SpA	19,575	580,717
Bureau Veritas SA	9,361	241,146
Edenred	8,629	339,739
Elis SA	6,971	160,258
Randstad Holding NV	4,043	256,523
RELX NV	32,114	698,286
Wirecard AG	4,207	785,879
		3,115,758
Computers - 1.1%
Atos SE	3,358	450,977
Capgemini SE	5,746	737,752
Gemalto NV (a)	3,039	177,255
Ingenico Group SA	2,288	189,851
Teleperformance	2,103	385,592
		1,941,427
Cosmetics/Personal Care - 3.2%
Beiersdorf AG	3,671	427,549
L'Oreal SA	8,864	2,171,482
Unilever NV	55,698	3,207,009
		5,806,040
Distribution/Wholesale - 0.1%
Rexel SA	11,142	174,391
Diversified Financial Services - 0.6%
Amundi SA (c)	2,089	144,221
Deutsche Boerse AG	6,876	906,154
		1,050,375
Electric - 4.6%
A2A SpA	56,843	104,456
E.ON SE	79,850	900,481
EDP - Energias de Portugal SA	83,425	340,361
EDP Renovaveis SA	5,592	57,739
Electricite de France SA	17,795	266,349
Endesa SA	11,664	269,784
Enel SpA	286,245	1,596,610
Engie SA	60,335	974,681
Fortum OYJ	15,882	398,916
Iberdrola SA	227,296	1,767,486
Innogy SE (c)	4,708	209,200
Red Electrica Corp. SA	15,878	336,803
RWE AG	19,652	515,670
Terna Rete Elettrica Nazionale SpA	51,952	290,992
Uniper SE	7,194	224,523
		8,254,051
Electrical Components & Equipment - 1.5%
Legrand SA	9,800	720,120
OSRAM Licht AG	3,534	157,777
Prysmian SpA	9,323	239,294
Schneider Electric SE	18,820	1,514,966
Signify NV (c)	4,079	113,139
		2,745,296
Energy-Alternate Sources - 0.1%
Siemens Gamesa Renewable Energy SA (a)	8,244	116,500
Engineering & Construction - 2.4%
Acciona SA	799	68,690
ACS Actividades de Construccion y Servicios SA	9,427	413,598
Aena SME SA (c)	2,349	426,851
Aeroports de Paris	1,043	233,436
Boskalis Westminster	2,914	89,412
Bouygues SA	7,513	330,415
Eiffage SA	2,724	304,896
Ferrovial SA	17,764	367,253
Fraport AG Frankfurt Airport Services Worldwide	1,310	130,789
HOCHTIEF AG	668	120,059
Mytilineos Holdings SA	3,894	39,160
Vinci SA	17,095	1,719,135
		4,243,694

Entertainment - 0.0% (d)
OPAP SA	7,846	87,572
Food - 2.5%
Carrefour SA	20,614	370,251
Casino Guichard Perrachon SA	2,076	84,576
Colruyt SA	2,386	142,628
Danone SA - ADR	109,149	1,707,090
Distribuidora Internacional de Alimentacion SA	16,821	37,628
Glanbia Plc	3,551	58,299
Glanbia PLC	3,703	60,924
Jeronimo Martins SGPS SA	8,970	133,525
Kerry Group PLC - Class A	5,366	569,116
Kesko OYJ - Class B	2,493	140,103
Koninklijke Ahold Delhaize NV	44,999	1,144,734
METRO AG	6,203	76,596
Parmalat SpA	7,012	24,270
Suedzucker AG	2,859	41,689
		4,591,429
Food Service - 0.2%
Elior Group SA (c)	3,796	62,144
Sodexo SA	3,256	360,483
		422,627
Forest Products & Paper - 0.6%
Stora Enso OYJ - Class R	20,615	340,739
UPM-Kymmene OYJ	19,623	696,642
		1,037,381
Gas - 0.7%
Enagas SA	8,346	233,444
Italgas SpA	18,023	103,711
Naturgy Energy Group SA	11,380	308,459
Rubis SCA	3,073	181,287
Snam SpA	82,976	356,576
		1,183,477
Healthcare-Products - 1.8%
Carl Zeiss Meditec AG	1,348	104,744
Essilor International SA	7,530	1,111,212
Koninklijke Philips NV	34,126	1,498,035
QIAGEN NV (a)	8,065	292,259
Sartorius Stedim Biotech	883	105,112
Siemens Healthineers AG (a) (c)	4,805	214,044
		3,325,406
Healthcare-Services - 1.4%
BioMerieux	1,525	126,967
Eurofins Scientific SE	412	224,794
Fresenius Medical Care AG & Co KGaA - ADR	7,883	383,271
Fresenius Medical Care AG & Co. KGaA	3,973	388,111
Fresenius SE & Co. KGaA	14,925	1,152,212
Orpea	1,649	226,859
		2,502,214
Holding Companies-Diversified - 0.1%
Bollore SA	36,021	167,726
Sofina SA	562	101,861
		269,587
Home Furnishings - 0.2%
Rational AG	122	83,599
SEB SA	997	189,565
		273,164

Household Products/Wares - 0.3%
Henkel AG & Co. KGaA	3,731	400,071
Societe BIC SA	944	90,241
		490,312
Insurance - 6.1%
Aegon NV	64,507	425,581
Ageas	6,969	373,639
Allianz SE	8,086	1,788,379
Allianz SE - ADR	81,115	1,788,991
ASR Nederland NV	5,110	228,856
Assicurazioni Generali SpA	47,709	847,982
AXA SA - ADR	71,020	1,794,320
CNP Assurances	5,845	136,696
Grupo Catalana Occidente SA	1,626	69,495
Hannover Rueck SE	2,210	294,605
Mapfre SA	36,379	114,389
Muenchener Rueckversicherungs-Gesellschaft AG - Class R	5,369	1,191,290
NN Group NV	12,084	534,410
Poste Italiane SpA (c)	16,990	158,262
Sampo OYJ - Class A	18,047	917,143
SCOR SE	5,767	224,225
Talanx AG	1,397	53,418
UnipolSai Assicurazioni SpA	28,047	63,904
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,415	40,274
		11,045,859
Internet - 0.3%
Delivery Hero SE (a) (c)	3,968	225,409
Iliad SA	884	140,067
United Internet AG	4,254	228,822
		594,298
Investment Companies - 0.4%
Corp. Financiera Alba SA	747	43,020
EXOR NV	3,930	258,636
Groupe Bruxelles Lambert SA	2,650	281,616
Wendel SA	1,043	152,087
		735,359
Iron/Steel - 0.8%
Acerinox SA	6,357	91,990
ArcelorMittal	22,236	715,433
ThyssenKrupp AG	17,127	457,024
Voestalpine AG	4,171	209,091
		1,473,538
Lodging - 0.2%
Accor SA	7,434	383,183
Machinery-Diversified - 1.2%
ANDRITZ AG	2,606	147,855
CNH Industrial NV	36,556	428,962
GEA Group AG	6,116	238,867
KION Group AG	2,593	178,106
Kone OYJ - Class B	14,334	784,265
MAN SE	1,297	145,522
Metso OYJ	3,935	144,023
Zardoya Otis SA	6,533	62,490
		2,130,090
Media - 1.3%
Altice NV - Class A (a)	22,524	75,117
Altice NV - Class B (a)	1,941	6,437
Axel Springer SE	1,639	122,468
Lagardere SCA	4,243	123,988
Mediaset Espana Comunicacion SA	6,515	51,317
Mediaset SpA (a)	11,364	38,576
ProSiebenSat.1 Media SE	8,436	228,267
RTL Group SA	1,409	105,035
Telenet Group Holding NV (a)	1,775	85,473
Vivendi SA	35,299	916,342
Wolters Kluwer NV	10,367	625,041
		2,378,061

Metal Fabricate/Hardware - 0.2%
Tenaris SA - ADR	8,700	319,638
Miscellaneous Manufacturing - 2.7%
Aalberts Industries NV	3,539	160,566
Alstom SA	5,670	254,466
Siemens AG - ADR	56,613	4,001,407
Wartsila OYJ Abp	16,745	362,047
		4,778,486
Oil & Gas - 5.5%
Eni SpA - ADR	46,177	1,785,203
Galp Energia SGPS SA	18,941	389,593
Hellenic Petroleum SA	2,137	17,867
Motor Oil Hellas Corinth Refineries SA	2,060	43,745
Neste OYJ	5,102	421,319
OMV AG	5,219	295,132
Repsol SA	45,889	910,879
TOTAL SA - ADR	92,873	6,059,963
		9,923,701
Oil & Gas Services - 0.4%
Saipem SpA (a)	20,710	108,275
TechnipFMC Plc	16,871	545,874
		654,149
Packaging & Containers - 0.1%
Huhtamaki OYJ	3,414	122,758
Pharmaceuticals - 5.0%
Bayer AG - ADR	137,405	3,812,989
Grifols SA	12,178	353,871
Ipsen SA	1,262	209,772
Merck KGaA	4,760	489,147
Orion OYJ - Class B	3,748	129,114
Recordati SpA	3,514	131,408
Sanofi - ADR	80,824	3,504,529
STADA Arzneimittel AG	829	79,102
UCB SA	4,426	380,194
		9,090,126
Pipelines - 0.1%
Koninklijke Vopak NV	2,439	114,880
Private Equity - 0.2%
Ackermans & van Haaren NV	818	149,218
Eurazeo SA	1,735	134,206
		283,424
Real Estate - 1.0%
Deutsche Wohnen SE	13,068	636,606
LEG Immobilien AG	2,328	261,988
Vonovia SE	18,832	911,894
		1,810,488
Retail - 1.3%
CECONOMY AG	5,987	49,174
FF Group (a) (e)	1,259	7,067
Fielmann AG	897	62,987
GrandVision NV (c)	1,799	41,337
HUGO BOSS AG	2,361	212,804
Industria de Diseno Textil SA	38,664	1,268,183
JUMBO SA	3,849	61,661
Luxottica Group SpA	5,725	387,611
Salvatore Ferragamo SpA	1,587	36,716
Zalando SE (a) (c)	4,989	286,209
		2,413,749

Semiconductors - 2.7%
ASML Holding NV	14,954	3,208,750
Infineon Technologies AG	41,652	1,103,667
STMicroelectronics NV	23,030	501,033
		4,813,450
Software - 3.6%
Amadeus IT Holding SA	15,198	1,297,334
Dassault Systemes SE	4,792	716,127
SAP SE - ADR	35,704	4,143,092
Ubisoft Entertainment SA (a)	2,986	329,753
Worldline SA (a) (c)	1,461	87,129
		6,573,435
Telecommunications - 4.4%
1&1 Drillisch AG	1,699	101,025
Cellnex Telecom SA (c)	5,632	149,562
Deutsche Telekom AG	118,869	1,966,833
Elisa OYJ	5,266	228,884
Eutelsat Communications SA	6,241	133,697
Hellenic Telecommunications Organization SA	9,005	116,882
Koninklijke KPN NV - ADR	62,372	180,255
Koninklijke KPN NV	61,279	177,349
Nokia OYJ - ADR (b)	204,609	1,104,889
Orange SA - ADR	35,824	611,158
Orange SA	34,893	596,320
Proximus SADP	5,147	125,970
SES SA	12,917	258,210
Telecom Italia SpA (a)	396,137	305,448
Telecom Italia SpA - Savings Shares	222,097	148,034
Telefonica Deutschland Holding AG	24,594	107,759
Telefonica SA - ADR	166,850	1,508,324
Telekom Austria AG	5,036	43,813
		7,864,412
Transportation - 0.9%
bpost SA	3,685	58,043
Deutsche Post AG - ADR	35,441	1,252,839
Groupe Eurotunnel SE	16,640	219,777
Hapag-Lloyd AG (c)	997	40,431
		1,571,090

Water - 0.3%
Suez	13,472	190,695
Veolia Environnement SA	18,328	418,669
		609,364
TOTAL COMMON STOCKS (Cost $177,101,181)		175,476,611

PREFERRED STOCKS - 1.1%
Auto Manufacturers - 0.3%
Bayerische Motoren Werke AG	2,031	168,145
Porsche Automobil Holding SE	5,642	381,992
		550,137
Chemicals - 0.1%
FUCHS PETROLUB SE	2,561	144,584
Electric - 0.0% (d)
RWE AG	1,437	30,414
Electronics - 0.1%
Sartorius AG	1,259	204,636
Household Products/Wares - 0.5%
Henkel AG & Co. KGaA	6,429	806,275
Pharmaceuticals - 0.1%
Grifols SA - Class B	9,632	202,962
TOTAL PREFERRED STOCKS (Cost $1,997,848)		1,939,008

REAL ESTATE INVESTMENT TRUSTS - 1.2%
Covivio	1,316	137,189
Gecina SA	1,902	324,495
ICADE	1,181	114,346
Klepierre	7,356	277,577
Merlin Properties Socimi SA	12,278	181,619
Unibail-Rodamco-Westfield (a)	4,949	1,098,678
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,180,218)		2,133,904

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
U.S. Bank Money Market Deposit Account, 1.81% (f)	259,394	259,394
TOTAL SHORT-TERM INVESTMENTS (Cost $259,394)		259,394

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.2%
Mount Vernon Liquid Assets Portfolio, 2.17%	3,912,493	3,912,493
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,912,493)		3,912,493

Total Investments (Cost $185,451,134) - 102.0%		183,721,410
Liabilities in Excess of Other Assets - (2.0)%		(3,640,171)
TOTAL NET ASSETS - 100.0%		$180,081,239

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan as of July 31, 2018. The Total value of securities on loan is $3,797,514 or 2.1% of net assets.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of those securities total $3,414,270 or 1.90% of net assets.

(d)	Less than 0.05%.
(e)
As of July 31, 2018, the Fund has fair valued this security. This security is deemed illiquid according to the Fund/s liquidity guidelines. The total value of this security was $7,067 or 0.0% of net assets.

(f)	The rate shown is as of July 31, 2018.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Global Cash Cows Dividend ETF
Schedule of Investments
July 31, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 94.8%
Australia - 8.1%
AGL Energy Ltd.	43,813	$715,791
Amcor Ltd.	65,482	733,151
Aurizon Holdings Ltd.	148,853	503,184
BHP Billiton Ltd. - ADR (a)	76,525	3,999,197
Caltex Australia Ltd.	14,826	358,647
CIMIC Group Ltd.	15,041	540,072
Fortescue Metals Group Ltd.	328,792	1,067,483
GPT Group	123,314	472,738
Mirvac Group	234,650	397,478
South32 Ltd.	330,753	877,264
Stockland	212,971	656,639
Telstra Corp. Ltd.	1,375,516	2,902,299
Wesfarmers Ltd.	78,395	2,880,717
		16,104,660
Canada - 1.4%
BCE, Inc.	66,791	2,833,942
Finland - 1.2%
Nokia OYJ - ADR	279,271	1,508,064
UPM-Kymmene OYJ	25,590	908,478
		2,416,542
France - 4.7%
Cie Generale des Etablissements Michelin	7,586	976,658
Engie SA	164,482	2,657,123
Publicis Groupe SA	10,082	644,405
Sanofi - ADR	100,034	4,337,474
Sodexo SA	6,369	705,135
		9,320,795
Germany - 2.2%
BASF SE - ADR	155,851	3,740,424
Deutsche Lufthansa AG	21,510	603,662
		4,344,086
Hong Kong - 6.4%
CK Hutchison Holdings Ltd.	172,214	1,871,545
CK Infrastructure Holdings Ltd.	141,293	1,048,575
CLP Holdings Ltd.	125,401	1,432,301
NWS Holdings Ltd.	262,919	474,986
Power Assets Holdings Ltd.	556,870	3,941,130
Sands China Ltd.	496,379	2,554,922
WH Group Ltd. (b)	688,006	552,225
Wynn Macau Ltd.	238,506	701,931
		12,577,615
Italy - 0.8%
Atlantia SpA	53,662	1,591,951
Japan - 10.7%
Bridgestone Corp.	35,301	1,387,225
Canon, Inc. - ADR (c)	62,945	2,038,789
Japan Tobacco, Inc.	117,930	3,349,691
KDDI Corp.	99,994	2,783,896
Lawson, Inc.	5,039	302,390
Mitsubishi Corp.	68,141	1,899,526
Mitsubishi Tanabe Pharma Corp.	25,156	470,656
Mitsui & Co. Ltd.	73,179	1,222,868
Nippon Steel & Sumitomo Metal Corp.	38,774	771,041
NTT DOCOMO, Inc. - ADR	143,402	3,690,450
NTT DOCOMO, Inc.	9,712	249,542
Subaru Corp.	44,268	1,288,271
Takeda Pharmaceutical Co Ltd. - ADR (c)	87,516	1,855,339
		21,309,684

Jersey - 0.6%
WPP PLC - ADR (a)	15,946	1,249,210
Netherlands - 1.0%
Koninklijke Ahold Delhaize NV	51,414	1,307,926
Koninklijke KPN NV	262,163	758,733
		2,066,659
New Zealand - 0.2%
Meridian Energy Ltd.	191,516	409,886
Norway - 1.2%
Norsk Hydro ASA	94,021	536,001
Telenor ASA	98,644	1,928,944
		2,464,945
Republic of Korea - 0.7%
Kangwon Land, Inc.	9,758	226,798
LG Uplus Corp.	19,265	265,213
SK Telecom Co Ltd. - ADR (c)	37,683	934,162
		1,426,173
Singapore - 0.4%
Jardine Cycle & Carriage Ltd.	17,745	438,232
Singapore Technologies Engineering Ltd.	181,572	456,147
		894,379
South Korea - 0.8%
KT&G Corp.	6,868	678,420
SK Innovation Co. Ltd.	4,895	868,598
		1,547,018
Spain - 3.2%
Aena SME SA (b)	6,487	1,178,792
Ferrovial SA	32,234	666,406
Repsol SA	90,686	1,800,083
Telefonica SA - ADR	300,793	2,719,169
		6,364,450
Sweden - 1.3%
Hennes & Mauritz AB (a)	172,604	2,685,359
Switzerland - 5.2%
Novartis AG - ADR	51,246	4,299,540
Roche Holding AG - ADR	142,775	4,378,909
Swisscom AG	3,562	1,673,886
		10,352,335
United Kingdom - 10.3%
Anglo American PLC	69,369	1,577,710
BAE Systems PLC - ADR (a)	34,990	1,216,602
BT Group PLC - ADR (a)	201,534	3,095,562
GlaxoSmithKline PLC - ADR	95,809	3,984,696
Imperial Brands Plc - ADR	84,522	3,238,038
Rio Tinto PLC - ADR	67,425	3,742,088
Vodafone Group PLC - ADR	148,370	3,642,484
		20,497,180

United States - 34.4%
AbbVie, Inc.	39,709	3,662,361
Altria Group, Inc.	69,671	4,088,294
AT&T, Inc.	118,870	3,800,274
Bristol-Myers Squibb Co.	66,928	3,932,020
Cummins, Inc.	6,644	948,830
CVS Health Corp. (a)	43,445	2,817,843
Eaton Corp. PLC	19,090	1,587,715
Equinor ASA - ADR (a)	146,913	3,887,318
Exxon Mobil Corp.	47,156	3,843,685
Ford Motor Co. (a)	285,875	2,870,185
General Mills, Inc.	35,648	1,641,947
Gilead Sciences, Inc.	55,973	4,356,379
International Business Machines Corp. (a)	27,373	3,967,169
Kellogg Co. (a)	15,833	1,124,618
Kimberly-Clark Corp.	18,526	2,109,370
Las Vegas Sands Corp.	39,493	2,839,547
LyondellBasell Industries NV - Class A	17,590	1,948,796
Pfizer, Inc.	107,201	4,280,536
Philip Morris International, Inc.	49,707	4,289,714
Procter & Gamble Co.	52,912	4,279,522
QUALCOMM, Inc.	65,853	4,220,519
Target Corp. (a)	24,817	2,002,236
		68,498,878
TOTAL COMMON STOCKS (Cost $187,985,910)		188,955,747

REAL ESTATE INVESTMENT TRUSTS - 4.6%
Australia - 0.6%
Dexus	69,171	518,016
Vicinity Centres	338,931	669,809
		1,187,825
United States - 4.0%
AvalonBay Communities, Inc.	6,452	1,141,036
Public Storage	8,994	1,959,163
Simon Property Group, Inc.	19,409	3,420,060
Ventas, Inc.	27,752	1,564,658
		8,084,917
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,979,430)		9,272,742

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
U.S. Bank Money Market Deposit Account, 1.81% (d)	305,873	305,873
TOTAL SHORT-TERM INVESTMENTS (Cost $305,873)		305,873

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.3%
Mount Vernon Liquid Assets Portfolio, 2.17%	24,413,305	24,413,305
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $24,413,305)		24,413,305

Total Investments (Cost $221,684,518) - 111.9%		222,947,667
Liabilities in Excess of Other Assets - (11.9)%		(23,771,288)
TOTAL NET ASSETS - 100.0%		$199,176,379

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	All or portion of this security is on loan as of July 31, 2018. The Total value of securities on loan is $23,667,846 or 11.9% of net assets.
(b)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of those securities total $1,731,017 or 0.87% of net assets.

(c)	Non-income producing security.
(d)	The rate shown is as of July 31, 2018.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer US Cash Cows 100 ETF
Schedule of Investments
July 31, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 97.1%
Advertising - 1.1%
Omnicom Group, Inc. (a)	14,997	$1,032,243
Aerospace/Defense - 1.9%
Boeing Co.	5,104	1,818,555
Airlines - 2.2%
Copa Holdings SA	2,798	272,357
Delta Air Lines, Inc.	33,931	1,846,525
		2,118,882
Apparel - 1.4%
Michael Kors Holdings Ltd. (b)	11,463	764,926
Ralph Lauren Corp. - Class A	4,455	601,336
		1,366,262
Auto Manufacturers - 1.7%
Ford Motor Co.	157,715	1,583,459
Auto Parts & Equipment - 2.7%
Allison Transmission Holdings, Inc.	10,859	510,373
Aptiv PLC	13,334	1,307,665
Lear Corp.	4,162	749,701
		2,567,739
Beverages - 1.4%
Molson Coors Brewing Co. - Class B (a)	20,417	1,367,939
Biotechnology - 6.8%
Amgen, Inc.	10,054	1,976,114
Biogen, Inc. (b)	6,141	2,053,366
Gilead Sciences, Inc.	27,041	2,104,601
United Therapeutics Corp. (b)	2,903	356,808
		6,490,889
Chemicals - 3.7%
CF Industries Holdings, Inc.	20,652	917,362
Huntsman Corp. (a)	24,013	805,156
LyondellBasell Industries NV - Class A	16,318	1,807,871
		3,530,389
Coal - 0.2%
CONSOL Energy, Inc. (b)	3,590	149,452
Commercial Services - 0.4%
H&R Block, Inc.	13,783	346,780
Computers - 8.6%
DXC Technology Co.	22,143	1,876,398
HP, Inc.	81,431	1,879,428
International Business Machines Corp.	13,017	1,886,554
NetApp, Inc.	13,099	1,015,434
Western Digital Corp.	21,515	1,509,277
		8,167,091
Cosmetics/Personal Care - 0.3%
Edgewell Personal Care Co. (a) (b)	5,163	278,079
Diversified Financial Services - 2.1%
Alliance Data Systems Corp. (a)	8,802	1,979,394
Electrical Components & Equipment - 0.5%
Acuity Brands, Inc. (a)	2,355	327,416
Electronics - 1.0%
Coherent, Inc. (a) (b)	1,094	172,918
Garmin Ltd.	7,379	460,818
Gentex Corp. (a)	12,960	300,672
		934,408

Engineering & Construction - 0.9%
AECOM (a) (b)	16,753	562,231
nVent Electric Plc (b)	10,611	290,741
		852,972
Food - 3.4%
Campbell Soup Co. (a)	21,096	862,827
General Mills, Inc.	40,329	1,857,554
Pilgrim's Pride Corp. (a) (b)	16,943	301,924
TreeHouse Foods, Inc. (b)	4,660	221,303
		3,243,608
Forest Products & Paper - 0.2%
Domtar Corp.	4,289	206,816
Hand/Machine Tools - 0.5%
Snap-On, Inc. (a)	2,841	481,805
Healthcare-Products - 0.2%
Patterson Cos., Inc. (a)	6,280	153,986
Healthcare-Services - 0.3%
MEDNAX, Inc. (b)	6,144	262,902
Home Builders - 1.2%
PulteGroup, Inc. (a)	18,725	533,475
Thor Industries, Inc.	2,384	226,123
Toll Brothers, Inc.	10,905	384,510
		1,144,108
Internet - 1.3%
F5 Networks, Inc. (b)	3,096	530,592
Symantec Corp. (a)	32,925	665,744
		1,196,336
Leisure Time - 0.7%
Harley-Davidson, Inc.	15,271	654,973
Lodging - 2.3%
Las Vegas Sands Corp.	22,949	1,650,033
Wyndham Destinations, Inc.	11,362	524,015
		2,174,048
Machinery-Construction & Mining - 0.2%
Terex Corp.	4,403	194,260
Media - 3.8%
News Corp. - Class A	22,383	337,312
Viacom, Inc. - Class B	39,500	1,147,475
Walt Disney Co. (a)	18,407	2,090,299
		3,575,086
Mining - 3.4%
Alcoa Corp. (b)	12,593	544,899
Freeport-McMoRan, Inc.	107,864	1,779,756
Newmont Mining Corp.	25,489	934,937
		3,259,592
Oil & Gas - 1.3%
HollyFrontier Corp. (a)	9,567	713,507
Murphy USA, Inc. (a) (b)	2,195	173,932
PBF Energy, Inc. - Class A	8,007	373,927
		1,261,366
Pharmaceuticals - 11.1%
Allergan PLC	11,912	2,192,880
Cardinal Health, Inc.	34,679	1,732,216
Express Scripts Holding Co. (b)	23,950	1,903,067
Mallinckrodt PLC (a) (b)	29,782	698,388
McKesson Corp.	12,973	1,629,409
Pfizer, Inc.	50,832	2,029,721
Premier, Inc. - Class A (a) (b)	9,132	341,537
		10,527,218

Retail - 15.8%
Bed Bath & Beyond, Inc. (a)	21,097	395,147
Best Buy Co., Inc.	15,883	1,191,701
Dick's Sporting Goods, Inc. (a)	5,898	201,358
Foot Locker, Inc.	7,431	362,707
GameStop Corp. - Class A (a)	17,628	254,019
Gap, Inc.	16,871	508,998
Kohl's Corp. (a)	11,223	829,043
Macy's, Inc. (a)	25,062	995,713
Michaels Cos., Inc. (a) (b)	15,950	325,540
Nordstrom, Inc.	10,164	532,695
Qurate Retail Group, Inc. QVC Group - Class A (b)	42,180	898,012
Rite Aid Corp. (b)	142,282	285,987
Sally Beauty Holdings, Inc. (a) (b)	14,260	235,147
Signet Jewelers Ltd. (a)	30,086	1,737,166
Target Corp. (a)	25,367	2,046,610
Walgreens Boots Alliance, Inc.	29,389	1,987,284
Walmart, Inc.	22,260	1,986,260
Williams-Sonoma, Inc. (a)	4,277	250,162
		15,023,549
Semiconductors - 8.2%
Applied Materials, Inc.	35,351	1,719,119
KLA-Tencor Corp.	8,199	962,726
Lam Research Corp.	9,056	1,726,436
Marvell Technology Group Ltd. (b)	21,080	449,215
Micron Technology, Inc. (b)	31,443	1,659,876
Skyworks Solutions, Inc.	8,938	845,356
Teradyne, Inc. (a)	9,320	403,090
		7,765,818
Software - 3.8%
CA, Inc.	24,056	1,063,516
Citrix Systems, Inc. (b)	6,577	723,272
Oracle Corp. (a)	39,007	1,859,854
		3,646,642
Telecommunications - 2.5%
Cisco Systems, Inc.	42,299	1,788,825
Juniper Networks, Inc.	23,148	609,718
		2,398,543
TOTAL COMMON STOCKS (Cost $89,234,634)		92,082,605

REAL ESTATE INVESTMENT TRUSTS - 2.7%
Annaly Capital Management, Inc.	176,891	1,896,271
Apple Hospitality REIT, Inc.	13,077	235,255
CoreCivic, Inc. (a)	10,168	260,708
Tanger Factory Outlet Centers, Inc. (a)	8,510	202,963
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,542,415)		2,595,197

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
U.S. Bank Money Market Deposit Account, 1.81% (c)	228,132	228,132
TOTAL SHORT-TERM INVESTMENTS (Cost $228,132)		228,132

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 17.1%
Mount Vernon Liquid Assets Portfolio, 2.17%	16,266,627	16,266,627
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $16,266,627)		16,266,627

Total Investments (Cost $108,271,808) - 117.1%		111,172,561
Liabilities in Excess of Other Assets - (17.1)%		(16,228,937)
TOTAL NET ASSETS - 100.0%		$94,943,624

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan as of July 31, 2018. The Total value of securities on loan is $15,855,609 or 16.7% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of July 31, 2018.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer US Small Cap Cash Cows 100 ETF
Schedule of Investments
July 31, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 93.7%
Aerospace/Defense - 1.2%
Kaman Corp.	3,885	$257,265
Apparel - 0.8%
Crocs, Inc. (a)	10,222	185,120
Auto Parts & Equipment - 0.6%
Standard Motor Products, Inc.	2,626	127,991
Biotechnology - 3.5%
AMAG Pharmaceuticals, Inc. (a)	9,233	203,588
Cambrex Corp. (a)	3,497	218,562
Innoviva, Inc. (a) (b)	24,361	344,708
		766,858
Building Materials - 2.4%
Apogee Enterprises, Inc.	3,572	181,315
Patrick Industries, Inc. (a)	3,844	235,445
Quanex Building Products Corp.	5,977	105,793
		522,553
Chemicals - 1.9%
Aceto Corp.	37,644	123,096
Stepan Co.	3,185	278,942
		402,038
Coal - 2.7%
CONSOL Energy, Inc. (a) (b)	9,984	415,634
SunCoke Energy, Inc. (a)	15,730	179,479
		595,113
Commercial Services - 7.6%
American Public Education, Inc. (a)	1,892	83,437
Cardtronics Plc (a)	11,049	279,761
Cross Country Healthcare, Inc. (a)	9,546	111,975
EVERTEC, Inc.	11,110	258,863
FTI Consulting, Inc. (a)	4,665	368,348
Nutrisystem, Inc.	3,078	123,120
Rent-A-Center, Inc. TX (a)	17,937	266,185
TrueBlue, Inc. (a)	5,809	157,133
		1,648,822
Computers - 3.3%
CACI International, Inc. (a)	2,596	454,819
Engility Holdings, Inc. (a)	7,252	250,919
		705,738
Cosmetics/Personal Care - 1.7%
Avon Products, Inc. (a)	236,918	376,700
Distribution/Wholesale - 1.8%
Essendant, Inc.	11,571	192,426
Fossil Group, Inc. (a)	7,428	194,613
		387,039
Diversified Financial Services - 1.7%
WageWorks, Inc. (a)	6,812	359,674
Electronics - 2.4%
Bel Fuse, Inc.	1,904	42,840
Brady Corp.	6,710	256,658
Electro Scientific Industries, Inc. (a)	3,575	64,457
Methode Electronics, Inc.	4,205	165,046
		529,001

Energy-Alternate Sources - 1.7%
FutureFuel Corp.	4,967	68,346
SolarEdge Technologies, Inc. (a)	5,796	308,637
		376,983
Engineering & Construction - 0.8%
Aegion Corp. (a)	5,150	127,617
Orion Group Holdings, Inc. (a)	5,705	52,315
		179,932
Food - 1.8%
Cal-Maine Foods, Inc. (a)	5,646	254,070
John B Sanfilippo & Son, Inc. (b)	1,850	142,209
		396,279
Forest Products & Paper - 1.0%
Schweitzer-Mauduit International, Inc.	5,211	216,204
Healthcare-Products - 0.4%
MiMedx Group, Inc. (a) (b)	18,986	80,691
Healthcare-Services - 2.6%
Magellan Health, Inc. (a)	4,665	339,379
Tivity Health, Inc. (a)	6,936	233,743
		573,122
Home Builders - 0.9%
Winnebago Industries, Inc.	4,699	187,490
Home Furnishings - 1.2%
Ethan Allen Interiors, Inc.	4,325	97,313
Sleep Number Corp. (a)	5,749	163,789
		261,102
Internet - 2.4%
ePlus, Inc. (a)	1,592	157,051
New Media Investment Group, Inc.	12,159	218,740
NIC, Inc.	8,382	137,465
		513,256
Leisure Time - 2.1%
Nautilus, Inc. (a)	3,841	54,734
Vista Outdoor, Inc. (a)	24,119	391,693
		446,427
Machinery-Diversified - 1.9%
SPX FLOW, Inc. (a)	8,494	403,635
Media - 2.0%
Gannett Co., Inc.	41,367	437,249
Miscellaneous Manufacturing - 4.3%
Fabrinet (a)	3,500	136,920
Hillenbrand, Inc.	9,252	464,451
Sturm Ruger & Co, Inc. (b)	3,531	191,380
Tredegar Corp.	5,645	147,052
		939,803
Oil & Gas Services - 0.5%
Matrix Service Co. (a)	5,016	100,069
Pharmaceuticals - 2.8%
Anika Therapeutics, Inc. (a)	1,290	51,639
Diplomat Pharmacy, Inc. (a)	11,405	236,996
Eagle Pharmaceuticals Inc/DE (a)	2,161	171,259
Lannett Co, Inc. (a) (b)	10,975	139,931
		599,825

Retail - 21.4%
Abercrombie & Fitch Co.	16,713	395,931
Barnes & Noble Education, Inc. (a)	9,199	51,698
Caleres, Inc.	8,689	290,995
Chico's FAS, Inc.	39,030	339,561
DSW, Inc.	13,299	364,924
Express, Inc. (a)	12,624	121,569
GameStop Corp. - Class A (b)	30,341	437,214
Haverty Furniture Cos, Inc.	2,882	57,064
Hibbett Sports, Inc. (a) (b)	7,522	172,630
La-Z-Boy, Inc.	7,414	226,127
Lumber Liquidators Holdings, Inc. (a)	4,009	77,534
Movado Group, Inc.	2,525	125,745
Office Depot, Inc.	154,678	388,242
Red Robin Gourmet Burgers, Inc. (a)	2,881	136,271
RH (a)	3,902	530,126
Tailored Brands, Inc.	13,331	268,753
The Buckle, Inc. (b)	8,212	197,499
The Cato Corp.	3,917	97,533
The Children's Place, Inc.	1,840	226,136
Vera Bradley, Inc. (a)	4,534	60,257
Zumiez, Inc. (a)	3,347	75,809
		4,641,618
Semiconductors - 7.1%
Advanced Energy Industries, Inc. (a)	5,641	345,455
Axcelis Technologies, Inc. (a)	6,408	140,976
Cohu, Inc.	2,775	69,875
FormFactor, Inc. (a)	9,216	119,347
Kulicke & Soffa Industries, Inc.	11,979	315,766
Rambus, Inc. (a)	17,053	210,775
Rudolph Technologies, Inc. (a)	2,945	84,227
Xperi Corp.	14,635	243,673
		1,530,094
Software - 3.7%
CSG Systems International, Inc.	4,534	184,398
MicroStrategy, Inc. (a)	1,096	142,644
Progress Software Corp.	5,345	196,643
TiVo Corp.	23,086	280,495
		804,180
Telecommunications - 2.4%
CalAmp Corp. (a)	5,837	132,850
Comtech Telecommunications Corp.	3,156	106,042
NETGEAR, Inc. (a)	4,231	278,611
		517,503
Transportation - 1.1%
ArcBest Corp.	4,952	230,516
TOTAL COMMON STOCKS (Cost $20,261,630)		20,299,890

REAL ESTATE INVESTMENT TRUSTS - 6.1%
Apollo Commercial Real Estate Finance, Inc.	23,407	446,839
CBL & Associates Properties, Inc. (b)	77,084	420,108
Lexington Realty Trust	50,846	446,936
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,289,927)		1,313,883

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
U.S. Bank Money Market Deposit Account, 1.81% (c)	52,551	52,551
TOTAL SHORT-TERM INVESTMENTS (Cost $52,551)		52,551

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.9%
Mount Vernon Liquid Assets Portfolio, 2.17%	1,922,212	1,922,212
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,922,212)		1,922,212

Total Investments (Cost $23,526,320) - 108.9%		23,588,536
Liabilities in Excess of Other Assets - (8.9)%		(1,925,346)
TOTAL NET ASSETS - 100.0%		$21,663,190

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan as of July 31, 2018. The Total value of securities on loan is $1,885,789 or 8.7% of net assets.
(c)	The rate shown is as of July 31, 2018.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Developed Markets International Cash Cows 100 ETF
Schedule of Investments
July 31, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.6%
Australia - 5.3%
BHP Billiton Ltd. - ADR (a)	12,344	$645,097
BlueScope Steel Ltd.	7,136	93,628
Fortescue Metals Group Ltd.	111,946	363,453
Qantas Airways Ltd.	57,156	285,357
South32 Ltd.	101,489	269,182
		1,656,717
Britain - 1.6%
Fiat Chrysler Automobiles NV (b)	29,155	497,678
Canada - 3.1%
Imperial Oil Ltd.	10,344	353,351
Magna International, Inc. (a)	5,249	319,034
Teck Resources Ltd.	11,387	296,404
		968,789
Denmark - 1.8%
Carlsberg A/S	2,303	277,623
Pandora A/S	1,845	131,154
Vestas Wind Systems A/S	2,303	148,569
		557,346
Finland - 1.8%
Nokia OYJ - ADR (a)	59,082	319,043
UPM-Kymmene OYJ	6,972	247,515
		566,558
France - 6.8%
Air France-KLM (a) (b)	16,959	154,879
Arkema SA	1,114	139,709
Peugeot SA	9,074	261,128
Publicis Groupe SA	4,488	286,857
Sanofi - ADR	16,064	696,535
Sodexo SA	2,029	224,638
Thales SA	2,567	337,542
		2,101,288
Germany - 6.1%
BASF SE - ADR	25,281	606,744
Covestro AG (c)	5,002	480,208
Deutsche Lufthansa AG	16,745	469,936
ProSiebenSat.1 Media SE	12,242	331,252
		1,888,140
Hong Kong - 2.6%
Galaxy Entertainment Group Ltd.	53,102	426,559
WH Group Ltd. (c)	202,474	162,514
Wynn Macau Ltd.	73,746	217,037
		806,110
Italy - 0.5%
Pirelli & C SpA (b) (c)	17,871	156,145

Japan - 27.9%
Astellas Pharma, Inc.	26,730	434,484
Bandai Namco Holdings, Inc.	2,223	88,769
Bridgestone Corp.	9,848	386,997
Dentsu, Inc.	4,356	182,709
FamilyMart UNY Holdings Co Ltd.	1,733	161,188
FUJIFILM Holdings Corp.	7,848	322,932
Japan Tobacco, Inc.	23,776	675,335
Kajima Corp.	37,020	288,373
Konami Holdings Corp.	1,462	68,645
Kubota Corp.	16,745	279,969
Mazda Motor Corp.	13,674	169,985
Mitsubishi Chemical Holdings Corp.	41,871	364,993
Mitsui & Co. Ltd.	35,893	599,795
Nexon Co. Ltd. (b)	9,877	141,775
Nikon Corp.	8,859	149,109
Nippon Telegraph & Telephone Corp.	13,533	625,484
Nitto Denko Corp.	1,979	143,042
NTT DOCOMO, Inc. - ADR	24,564	632,155
Persol Holdings Co Ltd.	2,924	63,650
Secom Co Ltd.	2,913	222,223
Shionogi & Co Ltd.	3,235	175,789
Sony Corp. - ADR	13,114	708,418
Subaru Corp.	14,597	424,797
Suzuki Motor Corp.	6,466	378,829
Taisei Corp.	7,188	399,208
Takeda Pharmaceutical Co Ltd. - ADR (a) (b)	21,599	457,899
Tosoh Corp.	8,824	143,627
		8,690,179
Jersey - 2.1%
Shire PLC - ADR	3,911	667,256
Netherlands - 1.8%
Koninklijke Ahold Delhaize NV	21,582	549,026
Norway - 3.1%
Aker BP ASA	6,523	233,197
Norsk Hydro ASA	33,499	190,974
Telenor ASA	28,461	556,543
		980,714
Republic of Korea - 8.2%
GS Engineering & Construction Corp.	1,688	68,356
Hyundai Mobis Co. Ltd.	1,276	260,071
Kia Motors Corp.	6,380	180,795
Lotte Chemical Corp.	483	155,221
NCSoft Corp.	378	130,263
POSCO - ADR	8,088	593,255
Samsung Electronics Co. Ltd.	13,197	545,623
Samsung Engineering Co Ltd. (b)	3,394	51,578
SK Hynix, Inc.	7,408	571,502
		2,556,664
Singapore - 0.7%
Genting Singapore Ltd.	175,653	165,157
Venture Corp Ltd.	3,953	48,434
		213,591

South Korea - 0.9%
SK Innovation Co. Ltd.	1,522	270,073
Spain - 3.7%
ACS Actividades de Construccion y Servicios SA	6,853	300,667
Enagas SA	9,906	277,078
Repsol SA	29,409	583,758
		1,161,503
Sweden - 0.8%
Boliden AB	5,288	157,564
Electrolux AB	3,582	84,082
		241,646
Switzerland - 3.4%
Roche Holding AG - ADR	23,101	708,508
Swisscom AG	767	360,435
		1,068,943
United Kingdom - 17.4%
Anglo American PLC	25,590	582,012
Antofagasta PLC	18,201	239,612
BAE Systems PLC - ADR (a)	9,674	336,365
Barratt Developments PLC	14,628	102,527
Berkeley Group Holdings PLC	3,435	168,305
Burberry Group PLC	5,200	143,807
Centrica PLC	98,752	192,804
Evraz Plc	39,361	287,763
Imperial Brands Plc - ADR	17,157	657,285
International Consolidated Airlines Group SA	52,354	487,890
J Sainsbury PLC	34,512	148,126
KAZ Minerals Plc (b)	9,690	107,650
Marks & Spencer Group PLC	35,466	143,376
Pearson PLC	12,081	146,612
Persimmon PLC	5,593	182,205
Rio Tinto PLC - ADR	11,020	611,610
Royal Mail PLC	14,424	88,773
Taylor Wimpey PLC	62,870	144,368
Vodafone Group PLC - ADR	23,932	587,531
William Hill Plc	12,395	48,400
		5,407,021
TOTAL COMMON STOCKS (Cost $31,033,151)		31,005,387

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
U.S. Bank Money Market Deposit Account, 1.81% (d)	48,181	48,181
TOTAL SHORT-TERM INVESTMENTS (Cost $48,181)		48,181

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.7%
Mount Vernon Liquid Assets Portfolio, 2.17%	1,769,483	1,769,483
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,769,483)		1,769,483

Total Investments (Cost $32,850,815) - 105.5%		32,823,051
Liabilities in Excess of Other Assets - (5.5)%		(1,713,832)
TOTAL NET ASSETS - 100.0%		$31,109,219

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	All or portion of this security is on loan as of July 31, 2018. The Total value of securities on loan is $1,740,831 or 5.60% of net assets.
(b)	Non-income producing security.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of those securities total $798,867 or 2.57% of net assets.

(d)	The rate shown is as of July 31, 2018.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer WealthShield ETF
Schedule of Investments
July 31, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 97.9%
Advertising - 0.2%
Interpublic Group of Cos., Inc.	2,023	$45,619
Omnicom Group, Inc.	1,193	82,114
		127,733
Apparel - 1.1%
Hanesbrands, Inc.	1,891	42,094
Michael Kors Holdings Ltd. (a)	787	52,516
NIKE, Inc. - Class B	6,732	517,758
PVH Corp.	404	62,022
Ralph Lauren Corp. - Class A	292	39,414
Under Armour, Inc. - Class A (a)	976	19,491
Under Armour, Inc. - Class C (a)	989	18,534
VF Corp.	1,718	158,176
		910,005
Auto Manufacturers - 0.6%
Ford Motor Co.	20,543	206,252
General Motors Co.	6,658	252,405
		458,657
Auto Parts & Equipment - 0.3%
Aptiv PLC	1,390	136,317
BorgWarner, Inc.	1,037	47,723
Goodyear Tire & Rubber Co.	1,259	30,480
		214,520
Biotechnology - 13.7%
Abeona Therapeutics, Inc. (a)	7,715	111,482
ACADIA Pharmaceuticals, Inc. (a)	11,837	178,620
Acceleron Pharma, Inc. (a)	2,409	104,936
Achillion Pharmaceuticals, Inc. (a)	11,036	28,473
Acorda Therapeutics, Inc. (a)	2,288	57,086
Alder Biopharmaceuticals, Inc. (a)	6,663	126,264
Alexion Pharmaceuticals, Inc. (a)	1,761	234,143
Alnylam Pharmaceuticals, Inc. (a)	2,078	197,410
AMAG Pharmaceuticals, Inc. (a)	4,983	109,875
Amgen, Inc.	1,130	222,101
Amicus Therapeutics, Inc. (a)	13,144	191,245
AnaptysBio, Inc. (a)	2,921	228,773
Arena Pharmaceuticals, Inc. (a)	4,310	166,323
Arrowhead Pharmaceuticals, Inc. (a)	7,456	108,634
Atara Biotherapeutics, Inc. (a)	4,099	153,917
Audentes Therapeutics, Inc. (a)	2,274	85,616
BioCryst Pharmaceuticals, Inc. (a)	5,851	34,521
Biogen, Inc. (a)	687	229,712
Biohaven Pharmaceutical Holding Co Ltd. (a)	3,064	105,769
BioMarin Pharmaceutical, Inc. (a)	2,298	231,087
Bluebird Bio, Inc. (a)	1,144	177,206
Blueprint Medicines Corp. (a)	3,115	185,467
Cara Therapeutics, Inc. (a)	3,766	67,524
Celgene Corp. (a)	2,635	237,387
CytomX Therapeutics, Inc. (a)	3,097	81,575
Dynavax Technologies Corp. (a)	13,056	176,256
Editas Medicine, Inc. (a)	5,313	158,009
Emergent BioSolutions, Inc. (a)	2,561	139,190
Epizyme, Inc. (a)	3,228	41,641
Esperion Therapeutics, Inc. (a)	5,340	239,980
Exact Sciences Corp. (a)	3,293	192,476
Exelixis, Inc. (a)	10,733	222,173
Fate Therapeutics, Inc. (a)	3,566	31,844
FibroGen, Inc. (a)	3,202	202,046
Five Prime Therapeutics, Inc. (a)	3,855	57,440
Geron Corp. (a)	38,136	136,908
Gilead Sciences, Inc.	2,897	225,474
GlycoMimetics, Inc. (a)	4,200	61,698
Halozyme Therapeutics, Inc. (a)	6,657	120,492
ImmunoGen, Inc. (a)	19,828	184,400
Immunomedics, Inc. (a)	8,623	206,348
Incyte Corp. (a)	2,976	198,023
Inovio Pharmaceuticals, Inc. (a)	7,447	29,862
Insmed, Inc. (a)	4,566	113,556
Intellia Therapeutics, Inc. (a)	6,545	174,228
Intercept Pharmaceuticals, Inc. (a)	2,734	249,177
Intrexon Corp. (a)	9,287	136,147

Ionis Pharmaceuticals, Inc. (a)	4,663	203,680
Iovance Biotherapeutics, Inc. (a)	6,999	99,386
Karyopharm Therapeutics, Inc. (a)	4,277	76,045
Lexicon Pharmaceuticals, Inc. (a)	3,003	35,976
Ligand Pharmaceuticals, Inc. (a)	1,059	231,211
Loxo Oncology, Inc. (a)	1,164	195,075
MacroGenics, Inc. (a)	2,461	50,820
Myriad Genetics, Inc. (a)	3,656	159,950
Novavax, Inc. (a)	49,344	62,667
PDL BioPharma, Inc. (a)	12,298	30,868
Prothena Corp PLC (a)	8,262	122,773
PTC Therapeutics, Inc. (a)	5,113	194,652
Puma Biotechnology, Inc. (a)	4,304	207,238
Radius Health, Inc. (a)	6,434	154,416
Regeneron Pharmaceuticals, Inc. (a)	676	248,775
REGENXBIO, Inc. (a)	1,758	123,587
Retrophin, Inc. (a)	2,144	59,260
Rigel Pharmaceuticals, Inc. (a)	15,952	44,985
Sage Therapeutics, Inc. (a)	1,401	202,192
Sangamo Therapeutics, Inc. (a)	12,626	172,345
Seattle Genetics, Inc. (a)	3,205	225,632
Spark Therapeutics, Inc. (a)	2,662	204,229
Spectrum Pharmaceuticals, Inc. (a)	8,550	182,030
Stemline Therapeutics, Inc. (a)	1,754	27,012
Ultragenyx Pharmaceutical, Inc. (a)	2,291	181,241
United Therapeutics Corp. (a)	1,862	228,858
Vericel Corp. (a)	5,924	61,906
Vertex Pharmaceuticals, Inc. (a)	1,384	242,269
ZIOPHARM Oncology, Inc. (a)	7,681	19,894
		11,001,486
Commercial Services - 1.7%
Automatic Data Processing, Inc.	1,134	153,079
FleetCor Technologies, Inc. (a)	231	50,127
Gartner, Inc. (a)	235	31,826
Global Payments, Inc.	411	46,266
H&R Block, Inc.	1,098	27,626
PayPal Holdings, Inc. (a)	11,934	980,259
Total System Services, Inc.	427	39,087
Western Union Co.	1,186	23,910
		1,352,180
Computers - 4.3%
Accenture PLC	1,656	263,851
Apple, Inc.	12,656	2,408,310
Cognizant Technology Solutions Corp. - Class A	1,509	122,984
DXC Technology Co.	733	62,114
Hewlett Packard Enterprise Co.	3,932	60,710
HP, Inc.	4,226	97,536
International Business Machines Corp.	2,198	318,556
NetApp, Inc.	690	53,489
Seagate Technology PLC	739	38,886
Western Digital Corp.	771	54,086
		3,480,522
Distribution/Wholesale - 0.1%
LKQ Corp. (a)	1,626	54,504
Diversified Financial Services - 2.5%
Alliance Data Systems Corp.	124	27,885
Blucora, Inc. (a)	3,932	136,637
E*TRADE Financial Corp. (a)	6,213	371,600
MasterCard, Inc. - Class A	2,361	467,478
TD Ameritrade Holding Corp.	6,480	370,332
Visa, Inc. - Class A	4,599	628,867
		2,002,799
Electronics - 0.4%
Amphenol Corp. - Class A	776	72,563
Corning, Inc.	2,138	70,939
FLIR Systems, Inc.	353	20,686
Garmin Ltd.	584	36,471
TE Connectivity Ltd.	902	84,400
		285,059
Healthcare-Products - 0.4%
Genomic Health, Inc. (a)	803	43,105
MiMedx Group, Inc. (a)	18,231	77,482
OPKO Health, Inc. (a)	26,559	149,261
Repligen Corp. (a)	1,566	75,685
		345,533

Healthcare-Services - 0.0% (b)
Invitae Corp. (a)	3,471	30,684
Home Builders - 0.2%
DR Horton, Inc.	1,803	78,791
Lennar Corp. - Class A	1,436	75,060
PulteGroup, Inc.	1,379	39,288
		193,139
Home Furnishings - 0.1%
Leggett & Platt, Inc.	689	30,020
Whirlpool Corp.	339	44,443
		74,463
Housewares - 0.1%
Newell Brands, Inc.	2,549	66,758
Internet - 22.1%
8x8, Inc. (a)	8,099	161,575
Alphabet, Inc. - Class A (a)	1,458	1,789,287
Alphabet, Inc. - Class C (a)	1,482	1,803,979
Amazon.com, Inc. (a)	3,046	5,414,082
Booking Holdings, Inc. (a)	253	513,266
Cogent Communications Holdings, Inc.	3,226	167,591
eBay, Inc. (a)	16,331	546,272
Endurance International Group Holdings, Inc. (a)	11,479	94,128
Expedia Group, Inc.	3,753	502,302
F5 Networks, Inc. (a)	157	26,907
Facebook, Inc. - Class A (a)	13,206	2,279,091
GoDaddy, Inc. - Class A (a)	4,627	340,640
Groupon, Inc. (a)	33,850	158,418
GrubHub, Inc. (a)	2,945	358,966
Netflix, Inc. (a)	4,857	1,638,995
NIC, Inc.	7,817	128,199
Okta, Inc. (a)	4,063	201,728
Pandora Media, Inc. (a)	20,641	139,120
Snap, Inc. (a)	15,397	192,462
Symantec Corp.	1,600	32,352
TripAdvisor, Inc. (a)	5,224	302,940
Twitter, Inc. (a)	13,759	438,499
VeriSign, Inc. (a)	2,889	419,569
Web.com Group, Inc. (a)	5,975	150,271
		17,800,639
Leisure Time - 0.4%
Carnival Corp.	2,131	126,240
Harley-Davidson, Inc.	874	37,486
Norwegian Cruise Line Holdings Ltd. (a)	1,085	54,283
Royal Caribbean Cruises Ltd.	889	100,244
		318,253
Lodging - 0.6%
Hilton Worldwide Holdings, Inc.	1,466	115,315
Marriott International, Inc. - Class A	1,558	199,175
MGM Resorts International	2,630	82,503
Wynn Resorts Ltd.	445	74,217
		471,210
Media - 3.3%
CBS Corp. - Class B	1,792	94,384
Charter Communications, Inc. - Class A (a)	972	296,052
Comcast Corp. - Class A	24,102	862,369
Discovery, Inc. (a)	1,793	44,018
Discovery, Inc. (a)	819	21,769
DISH Network Corp. - Class A (a)	1,202	37,935
News Corp.	639	9,777
News Corp. - Class A	2,012	30,321
Twenty First Century Fox, Inc. - Class B	2,305	102,388
Twenty-First Century Fox, Inc. - Class A	5,532	248,940
Viacom, Inc. - Class B	1,853	53,830
Walt Disney Co.	7,803	886,109
		2,687,892

Office/Business Equipment - 0.0% (b)
Xerox Corp.	551	14,309
Oil & Gas - 16.4%
Anadarko Petroleum Corp.	5,557	406,495
Andeavor	1,500	225,090
Apache Corp.	4,123	189,658
Cabot Oil & Gas Corp.	4,871	114,468
Chevron Corp.	20,617	2,603,309
Cimarex Energy Co.	1,030	101,558
Concho Resources, Inc. (a)	2,051	299,138
ConocoPhillips	12,624	911,074
Devon Energy Corp.	5,647	254,171
EOG Resources, Inc.	6,245	805,230
EQT Corp.	2,721	135,179
Exxon Mobil Corp.	45,678	3,723,214
Helmerich & Payne, Inc.	1,175	72,086
Hess Corp.	2,825	185,405
HollyFrontier Corp.	1,905	142,075
Marathon Oil Corp.	9,205	194,410
Marathon Petroleum Corp.	4,983	402,776
Newfield Exploration Co. (a)	2,155	61,892
Noble Energy, Inc.	5,227	188,642
Occidental Petroleum Corp.	8,262	693,430
Phillips 66	4,528	558,483
Pioneer Natural Resources Co.	1,839	348,068
Valero Energy Corp.	4,649	550,209
		13,166,060
Oil & Gas Services - 2.4%
Baker Hughes a GE Co.	4,493	155,368
Halliburton Co.	9,451	400,911
National Oilwell Varco, Inc.	4,122	200,412
Schlumberger Ltd.	14,944	1,009,019
TechnipFMC Plc	4,683	152,432
		1,918,142
Pharmaceuticals - 5.4%
AbbVie, Inc.	2,074	191,285
Achaogen, Inc. (a)	8,580	61,090
Adamas Pharmaceuticals, Inc. (a)	5,559	132,193
Agios Pharmaceuticals, Inc. (a)	2,211	191,053
Aimmune Therapeutics, Inc. (a)	4,886	141,303
Akebia Therapeutics, Inc. (a)	3,225	33,217
Alkermes PLC (a)	4,286	187,941
Apellis Pharmaceuticals, Inc. (a)	1,910	35,144
Array BioPharma, Inc. (a)	11,516	177,231
Athenex, Inc. (a)	1,597	30,774
Clovis Oncology, Inc. (a)	4,763	210,239
Coherus Biosciences, Inc. (a)	3,880	73,914
Cytokinetics, Inc. (a)	2,158	15,861
Eagle Pharmaceuticals Inc/DE (a)	1,275	101,044
Enanta Pharmaceuticals, Inc. (a)	1,031	100,543
Flexion Therapeutics, Inc. (a)	4,394	104,841
G1 Therapeutics, Inc. (a)	1,765	90,633
Global Blood Therapeutics, Inc. (a)	4,514	188,685
Heron Therapeutics, Inc. (a)	6,830	255,783
Ironwood Pharmaceuticals, Inc. (a)	8,764	168,970
Keryx Biopharmaceuticals, Inc. (a)	7,214	30,587
Kura Oncology, Inc. (a)	1,851	37,575
La Jolla Pharmaceutical Co. (a)	3,470	114,753
Madrigal Pharmaceuticals, Inc. (a)	700	179,921
Mirati Therapeutics, Inc. (a)	1,913	117,458
Momenta Pharmaceuticals, Inc. (a)	4,307	127,487
Neurocrine Biosciences, Inc. (a)	2,098	210,828
Portola Pharmaceuticals, Inc. (a)	4,866	174,203
Progenics Pharmaceuticals, Inc. (a)	7,312	58,386
Sarepta Therapeutics, Inc. (a)	2,134	248,056
Sorrento Therapeutics, Inc. (a)	17,423	97,569
Synergy Pharmaceuticals, Inc. (a)	25,175	42,798
TESARO, Inc. (a)	4,771	166,174
TG Therapeutics, Inc. (a)	7,961	93,542
Vanda Pharmaceuticals, Inc. (a)	3,628	75,644
Voyager Therapeutics, Inc. (a)	2,662	50,205
Xencor, Inc. (a)	1,666	62,009
		4,378,939

Pipelines - 1.2%
Kinder Morgan, Inc.	20,469	363,939
ONEOK, Inc.	4,435	312,401
Williams Cos., Inc.	8,930	265,668
		942,008
Retail - 6.1%
Advance Auto Parts, Inc.	389	54,938
AutoZone, Inc. (a)	140	98,774
Best Buy Co., Inc.	1,287	96,564
CarMax, Inc. (a)	935	69,826
Chipotle Mexican Grill, Inc. (a)	128	55,508
Darden Restaurants, Inc.	650	69,511
Dollar General Corp.	1,334	130,932
Dollar Tree, Inc. (a)	1,248	113,917
Foot Locker, Inc.	620	30,262
Gap, Inc.	1,139	34,364
Genuine Parts Co.	770	74,929
Home Depot, Inc.	6,054	1,195,786
Kohl's Corp.	883	65,227
L Brands, Inc.	1,273	40,316
Lowe's Cos., Inc.	4,314	428,553
Macy's, Inc.	1,608	63,886
McDonald's Corp.	4,121	649,222
Nordstrom, Inc.	616	32,284
O'Reilly Automotive, Inc. (a)	430	131,580
Ross Stores, Inc.	1,987	173,723
Starbucks Corp.	7,243	379,461
Tapestry, Inc.	1,511	71,198
Target Corp.	2,798	225,743
Tiffany & Co.	535	73,595
TJX Cos., Inc.	3,291	320,083
Tractor Supply Co.	641	50,024
Ulta Salon Cosmetics & Fragrance, Inc. (a)	300	73,317
Yum! Brands, Inc.	1,696	134,476
		4,937,999
Semiconductors - 3.0%
Advanced Micro Devices, Inc. (a)	2,122	38,896
Analog Devices, Inc.	955	91,814
Applied Materials, Inc.	2,596	126,243
Broadcom, Inc.	1,034	229,310
Intel Corp.	11,999	577,152
IPG Photonics Corp. (a)	97	15,912
KLA-Tencor Corp.	401	47,085
Lam Research Corp.	422	80,450
Microchip Technology, Inc.	605	56,525
Micron Technology, Inc. (a)	2,986	157,631
NVIDIA Corp. (a)	1,563	382,716
Qorvo, Inc. (a)	326	26,654
QUALCOMM, Inc.	3,818	244,696
Skyworks Solutions, Inc.	469	44,358
Texas Instruments, Inc.	2,521	280,638
Xilinx, Inc.	652	46,990
		2,447,070

Software - 8.9%
2U, Inc. (a)	2,637	199,515
Activision Blizzard, Inc.	1,960	143,903
Adobe Systems, Inc. (a)	1,268	310,254
Akamai Technologies, Inc. (a)	5,106	384,278
ANSYS, Inc. (a)	216	36,478
Autodesk, Inc. (a)	564	72,440
Box, Inc. (a)	7,662	183,582
Broadridge Financial Solutions, Inc.	304	34,346
CA, Inc.	805	35,589
Cadence Design System, Inc. (a)	726	32,009
Citrix Systems, Inc. (a)	3,748	412,168
Cornerstone OnDemand, Inc. (a)	3,567	176,210
Ebix, Inc.	1,950	154,732
Electronic Arts, Inc. (a)	790	101,712
Fidelity National Information Services, Inc.	852	87,867
Fiserv, Inc. (a)	1,054	79,556
HubSpot, Inc. (a)	1,774	220,153
Intuit, Inc.	628	128,263
j2 Global, Inc.	2,581	218,972
Microsoft Corp.	19,783	2,098,581
New Relic, Inc. (a)	2,170	212,009
Oracle Corp.	7,673	365,849
Paychex, Inc.	823	56,803
Red Hat, Inc. (a)	457	64,542
Salesforce.com, Inc. (a)	7,525	1,032,054
Synopsys, Inc. (a)	384	34,341
Take-Two Interactive Software, Inc. (a)	295	33,341
Veeva Systems, Inc. - Class A (a)	3,884	293,747
		7,203,294
Telecommunications - 2.2%
Arista Networks, Inc. (a)	1,306	333,983
Cisco Systems, Inc.	12,109	512,090
Juniper Networks, Inc.	12,392	326,405
LogMeIn, Inc.	2,348	190,305
Motorola Solutions, Inc.	417	50,582
NETGEAR, Inc. (a)	2,554	168,181
Vonage Holdings Corp. (a)	15,403	197,313
		1,778,859
Textiles - 0.1%
Mohawk Industries, Inc. (a)	333	62,724
Toys/Games/Hobbies - 0.1%
Hasbro, Inc.	597	59,467
Mattel, Inc.	1,806	28,661
		88,128
TOTAL COMMON STOCKS (Cost $78,843,971)		78,813,568

SHORT-TERM INVESTMENTS - 0.0%
Money Market Funds - 0.0% (b)
U.S. Bank Money Market Deposit Account, 1.81% (c)	475	475
TOTAL SHORT-TERM INVESTMENTS (Cost $475)		475

Total Investments (Cost $78,844,446) - 97.9%		78,814,043
Other Assets in Excess of Liabilities - 2.1%		1,697,490
TOTAL NET ASSETS - 100.0%		$80,511,533

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Less than 0.05%.
(c)	The rate shown is as of July 31, 2018.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Military Times Best Employers ETF
Schedule of Investments
July 31, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.8%
Aerospace/Defense - 2.6%
Lockheed Martin Corp.	209	$68,155
Auto Manufacturers - 2.5%
General Motors Co.	1,754	66,494
Banks - 11.2%
Bank of America Corp.	2,682	82,820
Citigroup, Inc.	942	67,720
JPMorgan Chase & Co.	704	80,925
US Bancorp	1,250	66,263
		297,728
Commercial Services - 6.4%
Booz Allen Hamilton Holding Corp.	1,878	88,773
United Rentals, Inc. (a)	542	80,650
		169,423
Computers - 8.4%
Accenture PLC	490	78,072
DXC Technology Co.	754	63,894
Leidos Holdings, Inc.	1,098	75,125
Perspecta, Inc.	357	7,747
		224,838
Diversified Financial Services - 3.1%
Charles Schwab Corp.	1,606	82,002
Electric - 9.6%
Dominion Energy, Inc.	809	58,013
Exelon Corp.	1,692	71,910
Southern Co.	1,328	64,541
Xcel Energy, Inc.	1,294	60,637
		255,101
Environmental Control - 2.8%
Waste Management, Inc.	830	74,700
Food - 2.8%
Hormel Foods Corp.	2,084	74,962
Healthcare-Services - 2.9%
DaVita, Inc. (a)	1,094	76,886
Insurance - 8.0%
Progressive Corp.	1,378	82,694
Prudential Financial, Inc.	628	63,371
Travelers Cos., Inc.	528	68,714
		214,779
Internet - 7.4%
Amazon.com, Inc. (a)	64	113,756
CDW Corp.	1,010	84,931
		198,687
Lodging - 2.9%
Hilton Worldwide Holdings, Inc.	996	78,345

Miscellaneous Manufacturing - 4.1%
Eaton Corp. PLC	892	74,188
General Electric Co.	2,580	35,165
		109,353
Pharmaceuticals - 5.5%
Express Scripts Holding Co. (a)	1,020	81,049
Merck & Co., Inc.	994	65,475
		146,524
Retail - 5.9%
Home Depot, Inc.	423	83,551
Walmart, Inc.	820	73,169
		156,720
Software - 3.0%
First Data Corp. - Class A (a)	3,482	80,991
Telecommunications - 4.6%
AT&T, Inc.	1,710	54,669
Verizon Communications, Inc.	1,336	68,991
		123,660
Transportation - 6.1%
Union Pacific Corp.	608	91,133
Werner Enterprises, Inc.	1,936	72,116
		163,249
TOTAL COMMON STOCKS (Cost $2,484,889)		2,662,597

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
U.S. Bank Money Market Deposit Account, 1.81% (b)	5,204	5,204
TOTAL SHORT-TERM INVESTMENTS (Cost $5,204)		5,204

Total Investments (Cost $2,490,093) - 100.0%		2,667,801
Other Assets in Excess of Liabilities - 0.0% (c)		705
TOTAL NET ASSETS - 100.0%		$2,668,506

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is as of July 31, 2018.
(c)	Less than 0.05%.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Benchmark Retail Real Estate ETF
Schedule of Investments
July 31, 2018 (Unaudited)
	Shares	Value

REAL ESTATE INVESTMENT TRUSTS - 99.7%
Diversified - 0.4%
Whitestone REIT	919	$11,947
Regional Malls - 39.5%
CBL & Associates Properties, Inc.	4,388	23,915
GGP, Inc.	14,331	305,537
Macerich Co.	1,996	117,884
Pennsylvania Real Estate Investment Trust	1,792	19,031
Simon Property Group, Inc.	2,414	425,371
Tanger Factory Outlet Centers, Inc.	2,329	55,547
Taubman Centers, Inc.	1,607	99,714
Washington Prime Group, Inc.	4,830	38,785
		1,085,784
Shopping Centers - 38.3%
Acadia Realty Trust	1,216	32,929
Alexander's, Inc.	70	25,933
Brixmor Property Group, Inc.	7,238	128,040
Cedar Realty Trust, Inc.	1,999	9,515
DDR Corp.	4,265	58,430
Federal Realty Investment Trust	976	122,488
Kimco Realty Corp.	7,472	124,708
Kite Realty Group Trust	2,126	35,866
Ramco-Gershenson Properties Trust	1,818	23,907
Regency Centers Corp.	1,959	124,651
Retail Opportunity Investments Corp.	2,692	50,906
Retail Properties of America, Inc.	6,045	75,865
Retail Value, Inc. (a)	426	14,075
Saul Centers, Inc.	300	15,984
Seritage Growth Properties	688	29,109
Urban Edge Properties	2,613	59,263
Urstadt Biddle Properties, Inc.	759	16,895
Urstadt Biddle Properties, Inc.	64	1,149
Weingarten Realty Investors	3,325	100,481
		1,050,194
Single Tenant - 21.5%
Agree Realty Corp.	793	42,219
Getty Realty Corp.	841	24,095
National Retail Properties, Inc.	2,883	128,611
Realty Income Corp.	6,005	334,899
Spirit Realty Capital, Inc.	7,292	61,034
		590,858
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,447,537)		2,738,783

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
U.S. Bank Money Market Deposit Account, 1.81% (b)	6,077	6,077
TOTAL SHORT-TERM INVESTMENTS (Cost $6,077)		6,077

Total Investments (Cost $2,453,614) - 99.9%		2,744,860
Other Assets in Excess of Liabilities - 0.1%		2,206
TOTAL NET ASSETS - 100.0%		$2,747,066

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is as of July 31, 2018.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Benchmark Industrial Real Estate ETF
Schedule of Investments
July 31, 2018 (Unaudited)
	Shares	Value

REAL ESTATE INVESTMENT TRUSTS - 99.9%
Diversified - 32.2%
Duke Realty Corp.	9,958	$289,977
Innovative Industrial Properties, Inc.	508	16,449
Lexington Realty Trust	7,243	63,666
PS Business Parks, Inc.	903	115,376
STAG Industrial, Inc.	3,883	106,084
WP Carey, Inc.	3,437	224,711
		816,263
Storage - 19.3%
CubeSmart	3,711	112,666
Extra Space Storage, Inc.	1,270	119,342
Global Self Storage, Inc.	1,482	6,121
Life Storage, Inc.	1,013	97,207
National Storage Affiliates Trust	1,259	36,297
Public Storage	536	116,757
		488,390
Warehouse/Industrial - 48.4%
Americold Realty Trust	2,347	50,484
DCT Industrial Trust, Inc.	1,638	109,533
EastGroup Properties, Inc.	851	81,117
First Industrial Realty Trust, Inc.	3,238	105,397
Gramercy Property Trust	4,108	112,518
Industrial Logistics Properties Trust	1,240	28,644
Liberty Property Trust	4,057	173,883
Monmouth Real Estate Investment Corp.	3,447	57,462
Prologis, Inc.	5,766	378,365
Rexford Industrial Realty, Inc.	2,635	80,736
Terreno Realty Corp.	1,384	51,083
		1,229,222
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,529,818)		2,533,875

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
U.S. Bank Money Market Deposit Account, 1.81% (b)	3,805	3,805
TOTAL SHORT-TERM INVESTMENTS (Cost $3,805)		3,805

Total Investments (Cost $2,533,623) - 100.0%		2,537,680
Liabilities in Excess of Other Assets - 0.0% (c)		(420)
TOTAL NET ASSETS - 100.0%		$2,537,260

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is as of July 31, 2018.
(c)	Less than 0.05%.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Benchmark Data & Infrastructure Real Estate ETF
Schedule of Investments
July 31, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 6.3%
Cellular Telecom - 0.1%
Landmark Infrastructure Partners LP	113	$1,514
Computer Software - 4.5%
InterXion Holding NV (a)	1,843	119,574
Internet Connective Services - 0.0% (b)
Internap Corp. (a)	45	445
Telecom Services - 1.7%
GDS Holdings Ltd. - ADR (a)	1,843	40,233
Switch, Inc.	319	4,153
		44,386
TOTAL COMMON STOCKS (Cost $192,326)		165,919

REAL ESTATE INVESTMENT TRUSTS - 93.1%
Diversified - 80.8%
American Tower Corp.	2,638	391,057
Crown Castle International Corp.	3,535	391,784
CatchMark Timber Trust, Inc.	1,803	22,393
CoreCivic, Inc.	2,898	74,305
CorEnergy Infrastructure Trust, Inc.	573	21,791
CoreSite Realty Corp.	257	28,810
Gladstone Land Corp.	40	475
Outfront Media, Inc.	2,777	59,011
PotlatchDeltic Corp.	1,157	54,090
Rayonier, Inc.	1,792	62,738
SBA Communications Corp. (a)	746	118,054
The GEO Group, Inc.	2,720	70,394
Uniti Group, Inc.	3,301	58,362
Digital Realty Trust, Inc.	1,054	127,977
Equinix, Inc.	934	410,287
Lamar Advertising Co. - Class A	1,706	125,613
Weyerhaeuser Co.	2,864	97,891
		2,115,032
Real Estate Management/Service - 0.0%
Farmland Partners, Inc.	39	263
Storage - 4.8%
Iron Mountain, Inc.	3,552	124,711
Warehouse/Industrial - 7.5%
CyrusOne, Inc.	1,975	122,292
InfraREIT, Inc.	1,165	24,407
QTS Realty Trust, Inc.	1,134	48,478
		195,177
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,264,133)		2,435,183

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
U.S. Bank Money Market Deposit Account, 1.81% (c)	4,163	4,163
TOTAL SHORT-TERM INVESTMENTS (Cost $4,163)		4,163

Total Investments (Cost $2,460,622) - 99.6%		2,605,265
Other Assets in Excess of Liabilities - 0.4%		10,082
TOTAL NET ASSETS - 100.0%		$2,615,347

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Less than 0.05%.
(c)	The rate shown is as of July 31, 2018.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer US Export Leaders ETF
Schedule of Investments
July 31, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 98.7%
Aerospace/Defense - 2.0%
Boeing Co.	68	$24,229
MSA Safety, Inc.	264	26,632
		50,861
Airlines - 1.1%
United Continental Holdings, Inc. (a)	358	28,783
Apparel - 1.0%
Skechers U.S.A, Inc. - Class A (a)	870	24,117
Auto Parts & Equipment - 1.9%
Aptiv PLC	248	24,321
Goodyear Tire & Rubber Co.	990	23,968
		48,289
Beverages - 1.0%
Brown-Forman Corp. - Class B	472	25,120
Biotechnology - 1.1%
Alexion Pharmaceuticals, Inc. (a)	212	28,188
Chemicals - 6.0%
Air Products & Chemicals, Inc.	148	24,297
Eastman Chemical Co.	230	23,833
FMC Corp.	282	25,346
International Flavors & Fragrances, Inc.	198	26,286
Praxair, Inc.	156	26,130
Sensient Technologies Corp.	358	24,831
		150,723
Commercial Services - 1.9%
Sabre Corp.	982	24,177
Sotheby's (a)	420	22,306
		46,483
Computers - 5.6%
Accenture PLC	154	24,537
DXC Technology Co.	292	24,744
Fortinet, Inc. (a)	400	25,164
Lumentum Holdings, Inc. (a)	424	22,154
NCR Corp. (a)	804	22,448
Western Digital Corp.	304	21,325
		140,372
Cosmetics/Personal Care - 0.9%
Estee Lauder Cos., Inc.	164	22,130
Electrical Components & Equipment - 2.0%
AMETEK, Inc.	330	25,674
Littelfuse, Inc.	110	23,850
		49,524
Electronics - 7.9%
Amphenol Corp. - Class A	276	25,809
Coherent, Inc. (a)	146	23,077
Gentex Corp.	1,028	23,849
Mettler-Toledo International, Inc. (a)	42	24,885
National Instruments Corp.	580	25,410
PerkinElmer, Inc.	320	25,338
Vishay Intertechnology, Inc.	1,038	25,950
Waters Corp. (a)	122	24,067
		198,385
Engineering & Construction - 1.1%
KBR, Inc.	1,338	26,733
Healthcare-Products - 5.4%
DENTSPLY SIRONA, Inc.	584	28,096
The Cooper Cos., Inc.	108	28,134
Thermo Fisher Scientific, Inc.	116	27,205
Varian Medical Systems, Inc. (a)	206	23,783
West Pharmaceutical Services, Inc.	258	28,290
		135,508
Healthcare-Services - 4.3%
Acadia Healthcare Co., Inc. (a)	632	24,951
Catalent, Inc. (a)	624	26,021
Charles River Laboratories International, Inc. (a)	220	27,346
IQVIA Holdings, Inc. (a)	240	29,266
		107,584
Household Products/Wares - 1.1%
Avery Dennison Corp.	232	26,606

Internet - 3.9%
Alphabet, Inc. - Class A (a)	22	26,999
Booking Holdings, Inc. (a)	12	24,345
F5 Networks, Inc. (a)	142	24,336
Facebook, Inc. - Class A (a)	132	22,780
		98,460
Leisure Time - 3.0%
Carnival Corp.	412	24,407
Norwegian Cruise Line Holdings Ltd. (a)	484	24,214
Royal Caribbean Cruises Ltd.	242	27,288
		75,909
Machinery-Construction & Mining - 0.9%
Caterpillar, Inc.	162	23,296
Machinery-Diversified - 4.1%
Cognex Corp.	528	27,868
Graco, Inc.	522	24,085
Nordson Corp.	188	25,213
Xylem, Inc.	342	26,183
		103,349
Media - 1.2%
Discovery, Inc. (a)	1,088	28,919
Mining - 2.8%
Freeport-McMoRan, Inc.	1,390	22,935
Newmont Mining Corp.	652	23,916
Royal Gold, Inc.	274	23,183
		70,034
Office/Business Equipment - 0.9%
Zebra Technologies Corp. (a)	156	21,517
Oil & Gas - 3.1%
Apache Corp.	594	27,324
Chevron Corp.	198	25,001
Murphy Oil Corp.	742	24,679
		77,004
Oil & Gas Services - 2.9%
Dril-Quip, Inc. (a)	514	26,497
McDermott International, Inc. (a)	1,198	21,576
Schlumberger Ltd.	360	24,307
		72,380
Packaging & Containers - 1.0%
Ball Corp.	666	25,954
Pharmaceuticals - 2.1%
Johnson & Johnson	202	26,769
Zoetis, Inc.	288	24,906
		51,675
Retail - 1.0%
Tiffany & Co.	190	26,136
Semiconductors - 20.5%
Advanced Micro Devices, Inc. (a)	1,644	30,134
Analog Devices, Inc.	248	23,843
Applied Materials, Inc.	490	23,829
Broadcom, Inc.	96	21,290
Cirrus Logic, Inc. (a)	668	28,898
Cypress Semiconductor Corp.	1,468	26,145
Integrated Device Technology, Inc. (a)	736	25,340
IPG Photonics Corp. (a)	100	16,404
KLA-Tencor Corp.	220	25,832
Lam Research Corp.	134	25,546
Microchip Technology, Inc.	246	22,984
Micron Technology, Inc. (a)	408	21,538
MKS Instruments, Inc.	242	22,821
Monolithic Power Systems, Inc.	186	24,678
NVIDIA Corp. (a)	96	23,507
Qorvo, Inc. (a)	312	25,509
Silicon Laboratories, Inc. (a)	232	22,098
Skyworks Solutions, Inc.	250	23,645
Synaptics, Inc. (a)	532	26,659
Teradyne, Inc.	648	28,026
Texas Instruments, Inc.	216	24,045
		512,771

Software - 6.0%
Activision Blizzard, Inc.	338	24,816
Adobe Systems, Inc. (a)	100	24,468
ANSYS, Inc. (a)	146	24,656
Cadence Design System, Inc. (a)	568	25,043
Electronic Arts, Inc. (a)	182	23,433
PTC, Inc. (a)	288	26,470
		148,886
Telecommunications - 1.0%
InterDigital, Inc.	304	25,065
TOTAL COMMON STOCKS (Cost $2,467,409)		2,470,761

REAL ESTATE INVESTMENT TRUSTS - 1.1%
Equinix, Inc.	62	27,235
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $26,586)		27,235

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
STIT-Government & Agency Portfolio, Institutional Class, 1.820% (b)	4,005	4,005
TOTAL SHORT-TERM INVESTMENTS (Cost $4,005)		4,005

Total Investments (Cost $2,498,000) - 100.0%		2,502,001
Liabilities in Excess of Other Assets - 0.0% (c)		(15)
TOTAL NET ASSETS - 100.0%		$2,501,986

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of July 31, 2018.
(c)	Less than 0.05%.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Schedule of Investments
July 31, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.9%
Agriculture - 4.6%
Altria Group, Inc.	642	$37,672
Archer-Daniels-Midland Co.	826	39,863
Philip Morris International, Inc.	466	40,216
		117,751
Beverages - 9.1%
Brown-Forman Corp. - Class B	698	37,148
Coca-Cola Co.	842	39,262
Constellation Brands, Inc. - Class A	162	34,057
Molson Coors Brewing Co. - Class B	582	38,994
Monster Beverage Corp. (a)	668	40,093
PepsiCo, Inc.	362	41,630
		231,184
Biotechnology - 7.7%
Alexion Pharmaceuticals, Inc. (a)	166	22,071
Amgen, Inc.	106	20,834
Biogen, Inc. (a)	64	21,400
Celgene Corp. (a)	248	22,342
Gilead Sciences, Inc.	272	21,170
Illumina, Inc. (a)	70	22,705
Incyte Corp. (a)	280	18,631
Regeneron Pharmaceuticals, Inc. (a)	64	23,553
Vertex Pharmaceuticals, Inc. (a)	130	22,757
		195,463
Cosmetics/Personal Care - 5.8%
Colgate-Palmolive Co.	584	39,134
Coty, Inc. - Class A	2,666	35,751
Estee Lauder Cos., Inc.	242	32,656
Procter & Gamble Co.	480	38,822
		146,363
Electronics - 3.1%
Agilent Technologies, Inc.	298	19,680
Mettler-Toledo International, Inc. (a)	32	18,960
PerkinElmer, Inc.	250	19,795
Waters Corp. (a)	96	18,938
		77,373
Food - 20.1%
Campbell Soup Co.	1,088	44,499
ConAgra Foods, Inc.	982	36,049
General Mills, Inc.	862	39,704
Hershey Co.	404	39,677
Hormel Foods Corp.	1,022	36,761
JM Smucker Co.	362	40,225
Kellogg Co.	582	41,340
Kroger Co.	1,460	42,340
McCormick & Co., Inc.	358	42,079
Mondelez International, Inc. - Class A	930	40,343
Sysco Corp.	560	37,638
The Kraft Heinz Co.	634	38,199
Tyson Foods, Inc. - Class A	524	30,209
		509,063
Healthcare-Products - 16.0%
Abbott Laboratories	310	20,317
ABIOMED, Inc. (a)	48	17,017
Align Technology, Inc. (a)	56	19,972
Baxter International, Inc.	262	18,982
Becton Dickinson and Co.	84	21,031
Boston Scientific Corp. (a)	612	20,569
Danaher Corp.	190	19,490
DENTSPLY SIRONA, Inc.	456	21,938
Edwards Lifesciences Corp. (a)	136	19,373
Henry Schein, Inc. (a)	272	21,600
Hologic, Inc. (a)	510	21,884
IDEXX Laboratories, Inc. (a)	90	22,044
Intuitive Surgical, Inc. (a)	40	20,328
Medtronic PLC	224	20,212
ResMed, Inc.	184	19,464
Stryker Corp.	110	17,958
The Cooper Cos., Inc.	84	21,882
Thermo Fisher Scientific, Inc.	90	21,108
Varian Medical Systems, Inc. (a)	160	18,472
Zimmer Biomet Holdings, Inc.	170	21,338
		404,979

Healthcare-Services - 10.6%
Aetna, Inc.	108	20,346
Anthem, Inc.	86	21,758
Centene Corp. (a)	164	21,374
Cigna Corp.	110	19,736
DaVita, Inc. (a)	276	19,397
Envision Healthcare Corp. (a)	448	19,828
HCA Healthcare, Inc.	186	23,107
Humana, Inc.	66	20,736
IQVIA Holdings, Inc. (a)	188	22,925
Laboratory Corp. of American Holdings (a)	104	18,236
Quest Diagnostics, Inc.	178	19,174
UnitedHealth Group, Inc.	78	19,751
Universal Health Services, Inc. - Class B	170	20,757
		267,125
Household Products/Wares - 4.9%
Church & Dwight Co., Inc.	768	42,931
Clorox Co.	292	39,470
Kimberly-Clark Corp.	358	40,762
		123,163
Pharmaceuticals - 12.5%
AbbVie, Inc.	194	17,893
Allergan PLC	114	20,986
AmerisourceBergen Corp.	228	18,657
Bristol-Myers Squibb Co.	368	21,620
Cardinal Health, Inc.	366	18,282
CVS Health Corp.	296	19,199
Eli Lilly & Co.	228	22,529
Express Scripts Holding Co. (a)	250	19,865
Johnson & Johnson	158	20,938
McKesson Corp.	134	16,830
Merck & Co., Inc.	312	20,551
Mylan NV (a)	474	17,685
Nektar Therapeutics (a)	362	19,041
Perrigo Co PLC	268	21,579
Pfizer, Inc.	534	21,323
Zoetis, Inc.	226	19,545
		316,523
Retail - 4.7%
Costco Wholesale Corp.	182	39,805
Walgreens Boots Alliance, Inc.	584	39,490
Walmart, Inc.	438	39,083
		118,378
Software - 0.8%
Cerner Corp. (a)	322	19,990
TOTAL COMMON STOCKS (Cost $2,497,335)		2,527,355

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
U.S. Bank Money Market Deposit Account, 1.81% (b)	3,665	3,665
TOTAL SHORT-TERM INVESTMENTS (Cost $3,665)		3,665

Total Investments (Cost $2,501,000) - 100.0%		2,531,020
Other Assets in Excess of Liabilities - 0.0% (c)		402
TOTAL NET ASSETS - 100.0%		$2,531,422

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is as of July 31, 2018.
(c)	Less than 0.05%.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Valuation Measurements (unaudited)
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market ("Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exceptin of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2018:

Pacer Trendpilot US Large Cap ETF
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 1,132,116,234	$ -	$ -	$ -	$ 1,132,116,234
Real Estate Investment Trusts	31,335,844	-	-	-	31,335,844
Short-Term Investments	-	1,751,594	-	-	1,751,594
Investments Purchased with Proceeds from Securities Lending	-	-	-	73,622,405	73,622,405
Total Investments in Securities	$ 1,163,452,078	$ 1,751,594	$ -	$ 73,622,405	$ 1,238,826,077
^ See Schedule of Investments for sector breakouts.
Pacer Trendpilot US Mid Cap ETF
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 535,025,622	$ -	$ -	$ -	$ 535,025,622
Real Estate Investment Trusts	51,753,431	-	-	-	51,753,431
Short-Term Investments	-	1,555,738	-	-	1,555,738
Investments Purchased with Proceeds from Securities Lending	-	-	-	114,346,595	114,346,595
Total Investments in Securities	$ 586,779,053	$ 1,555,738	$ -	$ 114,346,595	$ 702,681,386
^ See Schedule of Investments for sector breakouts.
Pacer Trendpilot 100 ETF
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 284,992,026	$ -	$ -	$ -	$ 284,992,026
Short-Term Investments	-	256,776	-	-	256,776
Investments Purchased with Proceeds from Securities Lending	-	-	-	10,621,133	10,621,133
Total Investments in Securities	$ 284,992,026	$ 256,776	$ -	$ 10,621,133	$ 295,869,935
^ See Schedule of Investments for sector breakouts.
Pacer Trendpilot European Index ETF
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 175,469,544	$ -	$ 7,067	$ -	$ 175,476,611
Preferred Stocks	1,939,008	-	-	-	1,939,008
Real Estate Investment Trusts	2,133,904	-	-	-	2,133,904
Short-Term Investments	-	259,394	-	-	259,394
Investments Purchased with Proceeds from Securities Lending	-	-	-	3,912,493	3,912,493
Total Investments in Securities	$ 179,542,456	$ 259,394	$ 7,067	$ 3,912,493	$ 183,721,410
^ See Schedule of Investments for sector breakouts.
Pacer Global Cash Cows Dividend ETF
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 188,955,747	$ -	$ -	$ -	$ 188,955,747
Real Estate Investment Trusts	9,272,742	-	-	-	9,272,742
Short-Term Investments	-	305,873	-	-	305,873
Investments Purchased with Proceeds from Securities Lending	-	-	-	24,413,305	24,413,305
Total Investments in Securities	$ 198,228,489	$ 305,873	$ -	$ 24,413,305	$ 222,947,667
^ See Schedule of Investments for sector breakouts.

Pacer US Cash Cows 100 ETF
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 92,082,605	$ -	$ -	$ -	$ 92,082,605
Real Estate Investment Trusts	2,595,197	-	-	-	2,595,197
Short-Term Investments	-	228,132	-	-	228,132
Investments Purchased with Proceeds from Securities Lending	-	-	-	16,266,627	16,266,627
Total Investments in Securities	$ 94,677,802	$ 228,132	$ -	$ 16,266,627	$ 111,172,561
^ See Schedule of Investments for sector breakouts.
Pacer Small Cap US Cash Cows 100 ETF
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 20,299,890	$ -	$ -	$ -	$ 20,299,890
Real Estate Investment Trusts	1,313,883	-	-	-	1,313,883
Short-Term Investments	-	52,551	-	-	52,551
Investments Purchased with Proceeds from Securities Lending	-	-	-	1,922,212	1,922,212
Total Investments in Securities	$ 21,613,773	$ 52,551	$ -	$ 1,922,212	$ 23,588,536
^ See Schedule of Investments for sector breakouts.
Pacer Developed Markets International Cash Cows 100 ETF
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 31,005,387	$ -	$ -	$ -	$ 31,005,387
Short-Term Investments	-	48,181	-	-	48,181
Investments Purchased with Proceeds from Securities Lending	-	-	-	1,769,483	1,769,483
Total Investments in Securities	$ 31,005,387	$ 48,181	$ -	$ 1,769,483	$ 32,823,051
^ See Schedule of Investments for sector breakouts.
Pacer WealthShield ETF
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 78,813,568	$ -	$ -	$ -	$ 78,813,568
Short-Term Investments	-	475	-	-	475
Total Investments in Securities	$ 78,813,568	$ 475	$ -	$ -	$ 78,814,043
^ See Schedule of Investments for sector breakouts.
Pacer Military Times Best Employers ETF
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 2,662,597	$ -	$ -	$ -	$ 2,662,597
Short-Term Investments	-	5,204	-	-	5,204
Total Investments in Securities	$ 2,662,597	$ 5,204	$ -	$ -	$ 2,667,801
^ See Schedule of Investments for sector breakouts.

Pacer Benchmark Retail Real Estate ETF
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Real Estate Investment Trusts	$ 2,738,783	$ -	$ -	$ -	$ 2,738,783
Short-Term Investments	-	6,077	-	-	6,077
Total Investments in Securities	$ 2,738,783	$ 6,077	$ -	$ -	$ 2,744,860
^ See Schedule of Investments for sector breakouts.
Pacer Benchmark Industrial Real Estate ETF
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Real Estate Investment Trusts	$ 2,533,875	$ -	$ -	$ -	$ 2,533,875
Short-Term Investments	-	3,805	-	-	3,805
Total Investments in Securities	$ 2,533,875	$ 3,805	$ -	$ -	$ 2,537,680
^ See Schedule of Investments for sector breakouts.
Pacer Benchmark Data & Infrastructure Real Estate ETF
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 165,919	$ -	$ -	$ -	$ 165,919
Real Estate Investment Trusts	$ 2,435,183	-	-	-	2,435,183
Short-Term Investments	-	4,163	-	-	4,163
Total Investments in Securities	$ 2,601,102	$ 4,163	$ -	$ -	$ 2,605,265
^ See Schedule of Investments for sector breakouts.
Pacer US Export Leaders ETF
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 2,470,761	$ -	$ -	$ -	$ 2,470,761
Real Estate Investment Trusts	27,235	-	-	-	27,235
Short-Term Investments	4,005	-	-	-	4,005
Investments Purchased with Proceeds from Securities Lending	-	-	-	-	-
Total Investments in Securities	$ 2,502,001	$ -	$ -	$ -	$ 2,502,001
^ See Schedule of Investments for sector breakouts.
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 2,527,355	$ -	$ -	$ -	$ 2,527,355
Short-Term Investments	-	3,665	-	-	3,665
Total Investments in Securities	$ 2,527,355	$ 3,665	$ -	$ -	$ 2,531,020
^ See Schedule of Investments for sector breakouts.
The following is a reconciliation of investments in which significant unobservable inputs (Level3) ere used in determining fair value:

Pacer Trendpilot European Index ETF	Balance as of 04/30/2018	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Sales [2]	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 07/31/2018	Net Change in Unrealized Appreciation (Depreciation) on securities held at 07/31/2018
Common Stocks	$-	$-	$-	$-	$-	$-	$7,067	$-	$7,067	$(17,301)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:
Pacer Trendpilot European Index ETF	Fair Value as of 07/31/2018	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Common Stocks	$ 7,067	Last Trade Price	Stale Data	4.80 EUR	Significant changes in the information surrounding the company would result in direct and proportional changes in the fair value of the security.

Transfers between levels are recognized at the end of the reporting period. During the period ended July 31, 2018, the Funds recognized no transfers to or from Level 2.

SECURED BORROWINGS

The following represents gross obligations for secured borrowings by remaining time to maturity as of July 31, 2018.

Securities Lending Transactions
Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral*
Pacer Trendpilot® US Large Cap ETF	$73,622,405
Pacer Trendpilot® US Mid Cap ETF	114,346,595
Pacer Trendpilot® 100 ETF	10,621,133
Pacer Trendpilot® European Index ETF	3,912,493
Pacer Global Cash Cows Dividend ETF	24,413,305
Pacer US Cash Cows 100 ETF	16,266,627
Pacer US Small Cap Cash Cows 100 ETF	1,922,212
Pacer Developed Markets International Cash Cows 100 ETF	1,769,483
Pacer WealthShield ETF	-
Pacer Military Times Best Employers ETF	-
Pacer Benchmark Retail Real Estate ETF	-
Pacer Benchmark Industrial Real Estate ETF	-
Pacer Benchmark Data & Infrastructure Real Estate ETF	-
Pacer US Export Leaders ETF	-
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	-

* Proceeds from securities lending (Investments Purchased with Proceeds from Securities Lending Collateral).

Due to the absence of a master netting agreement related to the Funds' participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Pacer Funds Trust

By (Signature and Title) /s/ Joe M. Thomson
                                           Joe M. Thomson, President (Principal Executive Officer)

Date  September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joe M. Thomson
                                             Joe M. Thomson, President (Principal Executive Officer)

Date  September 27, 2018

By (Signature and Title)* /s/ Sean E. O’Hara
                                             Sean E. O’Hara, Treasurer (Principal Financial Officer)

Date  September 27, 2018

* Print the name and title of each signing officer under his or her signature.